THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Airlines — 1.8%
211,064	Delta Air Lines, Inc.	$11,764,707
521,443	Southwest Airlines Co.	28,668,936
		40,433,643
	Automobiles — 0.5%
1,330,647	Ford Motor Co.	11,736,307
	Banks — 6.1%
652,774	Bank of America Corp.	21,430,570
425,892	Citigroup, Inc.	31,690,624
811,475	Citizens Financial Group, Inc.	30,251,788
1,070,661	Fifth Third Bancorp	30,460,306
168,995	JPMorgan Chase & Co.	22,368,178
		136,201,466
	Biotechnology — 3.4%
237,288	Alexion Pharmaceuticals, Inc.[1]	23,584,054
142,320	Amgen, Inc.	30,748,236
82,113	Biogen, Inc.[1]	22,076,080
		76,408,370
	Capital Markets — 2.9%
147,533	Ameriprise Financial, Inc.	24,403,434
550,557	Charles Schwab Corp. (The)	25,077,871
168,477	Intercontinental Exchange, Inc.	16,803,896
		66,285,201
	Communications Equipment — 3.6%
800,373	Cisco Systems, Inc.	36,793,147
181,807	F5 Networks, Inc.[1]	22,202,271
970,317	Juniper Networks, Inc.	22,259,072
		81,254,490
	Consumer Finance — 3.5%
1,121,873	Ally Financial, Inc.	35,933,592
383,190	Discover Financial Services	28,789,065
442,839	Synchrony Financial	14,352,412
		79,075,069
	Distributors — 0.5%
337,967	LKQ Corp.[1]	11,046,451
	Diversified Consumer Services — 0.5%
496,392	H&R Block, Inc.	11,516,294
	Diversified Telecommunication Services — 1.0%
621,115	AT&T, Inc.	23,366,346
	Electric Utilities — 0.5%
329,760	PPL Corp.	11,934,014
	Electrical Equipment — 1.8%
407,254	AMETEK, Inc.	39,564,726
	Electronic Equipment, Instruments & Components — 0.9%
228,141	Keysight Technologies, Inc.[1]	21,214,832
	Energy Equipment & Services — 0.5%
528,725	Baker Hughes Co.	11,452,184
	Entertainment — 2.8%
342,676	Activision Blizzard, Inc.	20,039,692
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — (Continued)
285,688	Electronic Arts, Inc.[1]	$30,831,449
101,515	Take-Two Interactive Software, Inc.[1]	12,652,830
		63,523,971
	Equity Real Estate Investment Trusts — 2.4%
56,368	American Tower Corp.	13,062,720
255,959	Prologis, Inc.	23,773,472
424,678	STORE Capital Corp.	16,668,612
		53,504,804
	Food & Staples Retailing — 2.0%
966,727	Kroger Co. (The)	25,966,287
229,950	Sysco Corp.	18,888,093
		44,854,380
	Food Products — 1.4%
367,007	General Mills, Inc.	19,165,105
229,949	Mondelez International, Inc. - Class A	13,194,474
		32,359,579
	Health Care Equipment & Supplies — 0.9%
170,518	Medtronic PLC	19,684,598
	Health Care Providers & Services — 5.5%
77,799	Anthem, Inc.	20,638,519
274,715	Cardinal Health, Inc.	14,068,155
447,776	Centene Corp.[1]	28,124,811
207,473	DaVita, Inc.[1]	16,570,868
225,723	Henry Schein, Inc.[1]	15,561,344
204,217	McKesson Corp.	29,123,386
		124,087,083
	Hotels, Restaurants & Leisure — 0.7%
305,100	Norwegian Cruise Line Holdings, Ltd.[1]	16,429,635
	Household Durables — 0.6%
218,688	DR Horton, Inc.	12,946,330
	Independent Power & Renewable Electricity Producer — 2.0%
2,221,669	AES Corp.	44,122,346
	Industrial Conglomerates — 1.4%
187,005	Honeywell International, Inc.	32,393,006
	Insurance — 3.5%
661,100	Aflac, Inc.	34,092,927
376,003	Fidelity National Financial, Inc.	18,330,146
506,505	MetLife, Inc.	25,178,364
		77,601,437
	Interactive Media & Services — 3.4%
18,451	Alphabet, Inc. - Class A1	26,436,224
184,532	Facebook, Inc. - Class A1	37,258,856
54,972	IAC/InterActiveCorp[1]	13,390,629
		77,085,709
	Internet & Direct Marketing Retail — 1.1%
732,516	eBay, Inc.	24,583,237
	IT Services — 6.9%
177,838	Accenture PLC - Class A	36,494,136
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
375,623	Amdocs, Ltd.	$27,026,075
191,864	Cognizant Technology Solutions Corp. - Class A	11,776,612
388,505	PayPal Holdings, Inc.[1]	44,246,834
175,348	Visa, Inc. - Class A	34,888,992
		154,432,649
	Machinery — 3.2%
321,149	Ingersoll-Rand PLC	42,786,681
148,286	Parker-Hannifin Corp.	29,018,088
		71,804,769
	Media — 3.6%
833,234	Comcast Corp. - Class A	35,987,377
456,895	Discovery, Inc. - Class C1	12,687,974
434,324	Omnicom Group, Inc.[2]	32,708,940
		81,384,291
	Metals & Mining — 2.1%
760,606	Newmont Corp.	34,272,906
116,998	Reliance Steel & Aluminum Co.	13,431,371
		47,704,277
	Multi-line Retail — 1.3%
262,518	Target Corp.	29,071,243
	Oil, Gas & Consumable Fuels — 3.6%
528,895	Devon Energy Corp.	11,487,599
619,694	Marathon Petroleum Corp.	33,773,323
108,340	Phillips 66	9,899,026
302,465	Valero Energy Corp.	25,500,824
		80,660,772
	Pharmaceuticals — 4.7%
527,015	Bristol-Myers Squibb Co.	33,175,594
79,861	Jazz Pharmaceuticals PLC[1]	11,448,074
291,630	Merck & Co., Inc.	24,916,867
626,708	Mylan N.V.[1]	13,424,086
620,463	Pfizer, Inc.	23,106,042
		106,070,663
	Professional Services — 1.1%
1,153,672	Nielsen Holdings PLC	23,534,909
	Real Estate Management & Development — 1.8%
646,889	CBRE Group, Inc. - Class A1	39,492,573
	Semiconductors & Semiconductor Equipment — 3.2%
289,850	Applied Materials, Inc.	16,808,401
107,579	Lam Research Corp.	32,081,134
181,989	NXP Semiconductors N.V.	23,087,125
		71,976,660
	Software — 5.8%
177,175	Cadence Design Systems, Inc.[1]	12,776,089
315,094	Fortinet, Inc.[1]	36,349,244
269,262	Microsoft Corp.	45,836,470
400,415	Oracle Corp.	21,001,767
104,961	Synopsys, Inc.[1]	15,482,797
		131,446,367
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 2.5%
427,364	Best Buy Co., Inc.	$36,193,457
170,093	Ross Stores, Inc.	19,082,734
		55,276,191
	Technology Hardware, Storage & Peripherals — 2.6%
751,730	Hewlett Packard Enterprise Co.	10,471,599
640,050	NetApp, Inc.	34,178,670
410,201	Xerox Holdings Corp.	14,590,849
		59,241,118
	Textiles, Apparel & Luxury Goods — 1.1%
264,802	NIKE, Inc. - Class B	25,500,433
	Tobacco — 1.2%
547,784	Altria Group, Inc.	26,036,174
	TOTAL COMMON STOCKS (Cost $1,741,490,279)	2,248,298,597
RIGHTS* — 0.0%
	Pharmaceuticals — 0.0%
248,291	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	864,053
	TOTAL RIGHTS (Cost $528,860)	864,053
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$2,780,967	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $2,780,995, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $2,780,000, coupon rate of 2.500%, due 2/28/2021, market value of $2,837,857)	2,780,967
	TOTAL REPURCHASE AGREEMENT (Cost $2,780,967)	2,780,967
TOTAL INVESTMENTS (Cost $1,744,800,106)	100.0%	$2,251,943,617
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(917,355)
NET ASSETS	100.0%	$2,251,026,262

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 0.7%
333,097	Expeditors International of Washington, Inc.	$24,329,405
	Airlines — 0.5%
294,868	Delta Air Lines, Inc.	16,435,942
	Biotechnology — 5.5%
244,935	Alexion Pharmaceuticals, Inc.[1]	24,344,090
356,749	Amgen, Inc.	77,075,622
225,797	Biogen, Inc.[1]	60,705,523
87,584	Regeneron Pharmaceuticals, Inc.[1]	29,598,137
		191,723,372
	Capital Markets — 2.6%
153,627	Ameriprise Financial, Inc.	25,411,442
648,927	Intercontinental Exchange, Inc.	64,723,979
		90,135,421
	Chemicals — 0.5%
133,638	PPG Industries, Inc.	16,015,178
	Communications Equipment — 1.5%
85,049	Arista Networks, Inc.[1]	18,994,844
258,904	F5 Networks, Inc.[1]	31,617,356
		50,612,200
	Consumer Finance — 1.0%
1,058,470	Synchrony Financial	34,305,013
	Containers & Packaging — 0.5%
181,995	Packaging Corp. of America	17,426,021
	Diversified Consumer Services — 0.5%
740,421	H&R Block, Inc.	17,177,767
	Electrical Equipment — 2.1%
742,639	AMETEK, Inc.	72,147,379
	Electronic Equipment, Instruments & Components — 6.6%
680,496	Amphenol Corp. - Class A	67,688,937
729,181	CDW Corp.	95,121,661
698,826	Keysight Technologies, Inc.[1]	64,983,830
		227,794,428
	Entertainment — 3.1%
738,947	Electronic Arts, Inc.[1]	79,747,160
230,349	Take-Two Interactive Software, Inc.[1]	28,710,700
		108,457,860
	Equity Real Estate Investment Trusts — 2.2%
324,525	American Tower Corp.	75,205,424
	Food & Staples Retailing — 1.0%
430,455	Sysco Corp.	35,357,574
	Health Care Providers & Services — 6.4%
583,605	AmerisourceBergen Corp.	49,933,244
346,609	Centene Corp.[1]	21,770,511
380,134	McKesson Corp.	54,210,910
351,293	UnitedHealth Group, Inc.	95,709,778
		221,624,443
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 1.7%
161,293	Hilton Worldwide Holdings, Inc.	$17,387,385
513,337	Starbucks Corp.	43,546,378
		60,933,763
	Industrial Conglomerates — 1.9%
170,200	Carlisle Cos., Inc.	26,590,346
220,042	Honeywell International, Inc.	38,115,675
		64,706,021
	Insurance — 2.0%
633,681	Marsh & McLennan Cos., Inc.	70,883,557
	Interactive Media & Services — 5.5%
51,225	Alphabet, Inc. - Class A1	73,394,156
479,750	Facebook, Inc. - Class A1	96,866,322
82,541	IAC/InterActiveCorp[1]	20,106,162
		190,366,640
	Internet & Direct Marketing Retail — 0.5%
512,579	eBay, Inc.	17,202,151
	IT Services — 14.2%
445,976	Accenture PLC - Class A	91,518,735
130,212	FleetCor Technologies, Inc.[1]	41,046,729
338,315	Mastercard, Inc. - Class A	106,887,241
612,430	Paychex, Inc.	52,528,121
830,401	PayPal Holdings, Inc.[1]	94,574,370
544,893	Visa, Inc. - Class A	108,417,360
		494,972,556
	Machinery — 2.6%
667,496	Ingersoll-Rand PLC	88,930,492
	Media — 4.2%
1,619,608	Comcast Corp. - Class A	69,950,870
1,006,594	Omnicom Group, Inc.	75,806,594
		145,757,464
	Multi-line Retail — 0.5%
114,696	Dollar General Corp.	17,595,513
	Pharmaceuticals — 2.7%
1,103,933	Bristol-Myers Squibb Co.	69,492,582
296,281	Merck & Co., Inc.	25,314,249
		94,806,831
	Professional Services — 1.5%
768,064	Nielsen Holdings PLC	15,668,506
630,962	Robert Half International, Inc.	36,703,059
		52,371,565
	Semiconductors & Semiconductor Equipment — 4.2%
404,491	Applied Materials, Inc.	23,456,433
327,235	KLA-Tencor Corp.	54,235,929
177,418	Lam Research Corp.	52,907,822
138,667	Texas Instruments, Inc.	16,730,173
		147,330,357
	Software — 10.5%
1,032,159	Cadence Design Systems, Inc.[1]	74,428,986
866,362	Fortinet, Inc.[1]	99,943,520
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
657,496	Microsoft Corp.	$111,925,544
1,092,423	Oracle Corp.	57,297,586
336,909	SS&C Technologies Holdings, Inc.	21,228,636
		364,824,272
	Specialty Retail — 7.7%
1,074,372	Best Buy Co., Inc.	90,988,565
229,781	Home Depot, Inc. (The)	52,413,046
721,927	Ross Stores, Inc.	80,992,990
748,075	TJX Cos., Inc. (The)	44,166,348
		268,560,949
	Technology Hardware, Storage & Peripherals — 3.4%
336,087	Apple, Inc.	104,022,287
284,096	NetApp, Inc.	15,170,727
		119,193,014
	Textiles, Apparel & Luxury Goods — 1.0%
367,818	NIKE, Inc. - Class B	35,420,873
	Tobacco — 0.5%
383,755	Altria Group, Inc.	18,239,875
	TOTAL COMMON STOCKS (Cost $2,544,649,992)	3,450,843,320
RIGHTS — 0.1%
	Pharmaceuticals — 0.1%
712,266	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	2,478,686
	TOTAL RIGHTS (Cost $1,517,127)	2,478,686
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$21,970,661	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $21,970,880, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $21,955,000, coupon rate of 2.500%, due 2/28/2021, market value of $22,411,927)	21,970,661
	TOTAL REPURCHASE AGREEMENT (Cost $21,970,661)	21,970,661
TOTAL INVESTMENTS (Cost $2,568,137,780)	100.0%	$3,475,292,667
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(564,190)
NET ASSETS	100.0%	$3,474,728,477

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Airlines — 2.0%
762	Delta Air Lines, Inc.	$42,474
	Automobiles — 0.5%
1,155	Ford Motor Co.	10,187
	Banks — 11.4%
1,429	Bank of America Corp.	46,914
578	Citigroup, Inc.	43,009
1,039	Citizens Financial Group, Inc.	38,734
1,387	Fifth Third Bancorp	39,460
353	JPMorgan Chase & Co.	46,723
624	Wells Fargo & Co.	29,291
		244,131
	Biotechnology — 1.7%
66	Amgen, Inc.	14,259
41	Biogen, Inc.[1]	11,023
160	Gilead Sciences, Inc.	10,112
		35,394
	Building Products — 1.1%
284	Masco Corp.	13,495
173	Owens Corning	10,465
		23,960
	Capital Markets — 5.5%
279	Ameriprise Financial, Inc.	46,149
638	Charles Schwab Corp. (The)	29,061
431	Intercontinental Exchange, Inc.	42,988
		118,198
	Chemicals — 2.2%
649	Axalta Coating Systems, Ltd.[1]	18,698
271	Celanese Corp.	28,048
		46,746
	Consumer Finance — 3.6%
1,209	Ally Financial, Inc.	38,724
1,196	Synchrony Financial	38,763
		77,487
	Diversified Consumer Services — 1.0%
946	H&R Block, Inc.[2]	21,947
	Diversified Financial Services — 0.5%
457	Equitable Holdings, Inc.	10,977
	Diversified Telecommunication Services — 4.0%
1,132	AT&T, Inc.	42,586
3,226	CenturyLink, Inc.	44,067
		86,653
	Electric Utilities — 5.4%
872	Exelon Corp.	41,499
236	FirstEnergy Corp.	11,986
316	PPL Corp.	11,436
708	Southern Co. (The)	49,843
		114,764
	Electrical Equipment — 0.7%
164	Eaton Corp. PLC	15,493
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.4%
969	Baker Hughes Co.	$20,989
443	National Oilwell Varco, Inc.	9,130
		30,119
	Equity Real Estate Investment Trusts — 3.5%
1,763	Host Hotels & Resorts, Inc.	28,807
486	Prologis, Inc.	45,140
		73,947
	Food & Staples Retailing — 2.0%
1,576	Kroger Co. (The)	42,331
	Food Products — 3.0%
475	General Mills, Inc.	24,804
476	Tyson Foods, Inc. - Class A	39,332
		64,136
	Health Care Providers & Services — 6.0%
129	Anthem, Inc.	34,221
233	Cardinal Health, Inc.	11,932
511	CVS Health Corp.	34,656
232	Henry Schein, Inc.[1]	15,994
224	McKesson Corp.	31,945
		128,748
	Household Durables — 1.6%
252	DR Horton, Inc.	14,918
456	PulteGroup, Inc.	20,361
		35,279
	Household Products — 1.0%
283	Colgate-Palmolive Co.	20,880
	Independent Power & Renewable Electricity Producer — 1.4%
1,507	AES Corp.	29,929
	Insurance — 4.8%
837	Fidelity National Financial, Inc.	40,804
873	MetLife, Inc.	43,397
348	Principal Financial Group, Inc.	18,426
		102,627
	IT Services — 0.6%
83	International Business Machines Corp.	11,930
	Machinery — 5.4%
237	Cummins, Inc.	37,913
334	Ingersoll-Rand PLC	44,499
119	Oshkosh Corp.	10,239
119	Parker-Hannifin Corp.	23,287
		115,938
	Media — 5.4%
702	Comcast Corp. - Class A	30,319
1,595	Discovery, Inc. - Class C1	44,293
541	Omnicom Group, Inc.	40,743
		115,355
	Metals & Mining — 1.5%
197	Reliance Steel & Aluminum Co.	22,615
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
336	Steel Dynamics, Inc.	$10,040
		32,655
	Multi-line Retail — 0.4%
86	Target Corp.	9,524
	Oil, Gas & Consumable Fuels — 6.6%
652	ConocoPhillips	38,749
982	Devon Energy Corp.	21,329
682	Marathon Petroleum Corp.	37,169
514	Valero Energy Corp.	43,335
		140,582
	Pharmaceuticals — 5.7%
93	Allergan PLC	17,357
666	Bristol-Myers Squibb Co.	41,925
96	Jazz Pharmaceuticals PLC[1]	13,762
251	Merck & Co., Inc.	21,445
737	Pfizer, Inc.	27,446
		121,935
	Professional Services — 0.5%
558	Nielsen Holdings PLC	11,383
	Real Estate Management & Development — 2.2%
771	CBRE Group, Inc. - Class A1	47,070
	Semiconductors & Semiconductor Equipment — 2.8%
659	Applied Materials, Inc.	38,215
201	Micron Technology, Inc.[1]	10,671
87	NXP Semiconductors N.V.	11,037
		59,923
	Specialty Retail — 1.6%
417	Best Buy Co., Inc.	35,316
	Technology Hardware, Storage & Peripherals — 2.5%
1,399	Hewlett Packard Enterprise Co.	19,488
1,644	HP, Inc.	35,050
		54,538
	TOTAL COMMON STOCKS (Cost $1,922,373)	2,132,556
TOTAL INVESTMENTS (Cost $1,922,373)	99.5%	$2,132,556
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	11,572
NET ASSETS	100.0%	$2,144,128

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Airlines — 0.5%
188	Hawaiian Holdings, Inc.	$5,241
	Auto Components — 0.5%
779	Modine Manufacturing Co.[1]	5,476
	Banks — 9.0%
236	Financial Institutions, Inc.	7,271
118	Great Southern Bancorp, Inc.	6,715
255	Great Western Bancorp, Inc.	7,535
226	Hancock Whitney Corp.	8,981
626	Hope Bancorp, Inc.	8,705
144	Independent Bank Group, Inc.	7,707
715	Investors Bancorp, Inc.	8,641
527	Lakeland Bancorp, Inc.	8,558
188	NBT Bancorp, Inc.	7,105
251	Pacific Premier Bancorp, Inc.	7,480
187	Preferred Bank/Los Angeles CA	11,241
234	Sandy Spring Bancorp, Inc.	8,143
		98,082
	Biotechnology — 7.9%
1,076	CytomX Therapeutics, Inc.[1]	7,984
182	Editas Medicine, Inc.[1,2]	4,810
698	Flexion Therapeutics, Inc.[1,2]	12,229
597	Intellia Therapeutics, Inc.[1,2]	7,111
73	Ligand Pharmaceuticals, Inc.[1,2]	6,410
957	MacroGenics, Inc.[1]	8,852
240	REGENXBIO, Inc.[1]	10,447
721	Retrophin, Inc.[1]	11,147
621	Vanda Pharmaceuticals, Inc.[1]	7,918
377	Veracyte, Inc.[1]	9,896
		86,804
	Building Products — 3.9%
1,568	Cornerstone Building Brands, Inc.[1]	13,453
205	Gibraltar Industries, Inc.[1]	11,176
227	Patrick Industries, Inc.	11,777
337	Quanex Building Products Corp.	5,972
		42,378
	Capital Markets — 2.1%
363	Federated Investors, Inc. - Class B	13,151
156	Stifel Financial Corp.	10,092
		23,243
	Chemicals — 1.9%
123	Innospec, Inc.	12,390
265	PolyOne Corp.	8,792
		21,182
	Commercial Services & Supplies — 1.8%
172	Brady Corp. - Class A	9,524
137	Herman Miller, Inc.	5,295
211	Knoll, Inc.	5,224
		20,043
	Communications Equipment — 0.9%
617	Digi International, Inc.[1]	9,746
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.0%
246	Arcosa, Inc.	$10,762
	Containers & Packaging — 0.8%
222	Greif, Inc. - Class A	8,973
	Diversified Consumer Services — 2.4%
213	Adtalem Global Education, Inc.[1]	7,351
495	K12, Inc.[1]	7,989
538	Laureate Education, Inc. - Class A1	11,212
		26,552
	Electric Utilities — 1.6%
98	ALLETE, Inc.	8,181
179	Otter Tail Corp.	9,587
		17,768
	Electrical Equipment — 0.6%
157	Atkore International Group, Inc.[1]	6,233
	Electronic Equipment, Instruments & Components — 4.5%
153	Fabrinet[1]	9,645
159	Insight Enterprises, Inc.[1]	10,473
141	Itron, Inc.[1]	11,527
100	OSI Systems, Inc.[1]	8,654
277	Sanmina Corp.[1]	8,820
		49,119
	Energy Equipment & Services — 1.1%
315	Matrix Service Co.[1]	6,338
418	Oceaneering International, Inc.[1]	5,187
		11,525
	Equity Real Estate Investment Trusts — 7.3%
150	American Assets Trust, Inc.	6,834
571	City Office REIT, Inc.	7,720
541	DiamondRock Hospitality Co.	5,232
82	EastGroup Properties, Inc.	11,158
193	First Industrial Realty Trust, Inc.	8,241
331	National Storage Affiliates Trust	11,304
322	STAG Industrial, Inc.	10,381
433	Sunstone Hotel Investors, Inc.	5,490
157	Terreno Realty Corp.	8,990
247	Xenia Hotels & Resorts, Inc. REIT	4,616
		79,966
	Food & Staples Retailing — 0.4%
200	BJ’s Wholesale Club Holdings, Inc.[1,2]	4,104
	Health Care Equipment & Supplies — 2.1%
1,092	Accuray, Inc.[1]	4,248
1,295	Invacare Corp.	9,959
1,204	OraSure Technologies, Inc.[1]	8,488
		22,695
	Health Care Providers & Services — 4.1%
94	Addus HomeCare Corp.[1]	8,868
127	Magellan Health, Inc.[1]	9,298
615	Select Medical Holdings Corp.[1]	14,047
396	Tenet Healthcare Corp.[1]	12,529
		44,742
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Technology — 0.7%
884	Allscripts Healthcare Solutions, Inc.[1]	$7,585
	Hotels, Restaurants & Leisure — 1.1%
415	Penn National Gaming, Inc.[1]	12,379
	Household Durables — 2.0%
130	Installed Building Products, Inc.[1]	9,637
248	Taylor Morrison Home Corp.[1]	6,418
52	TopBuild Corp.[1]	5,955
		22,010
	Insurance — 3.0%
150	AMERISAFE, Inc.	10,263
206	Employers Holdings, Inc.	8,786
201	Horace Mann Educators Corp.	8,645
132	Stewart Information Services Corp.	5,511
		33,205
	Interactive Media & Services — 1.3%
1,710	Meet Group, Inc. (The)[1]	9,114
166	Yelp, Inc.[1]	5,412
		14,526
	IT Services — 3.5%
134	Cardtronics PLC - Class A1	6,030
698	NIC, Inc.	13,772
372	Perficient, Inc.[1]	18,488
		38,290
	Machinery — 4.0%
125	EnPro Industries, Inc.	7,305
419	Meritor, Inc.[1]	9,180
350	Rexnord Corp.[1]	11,428
632	Wabash National Corp.	7,331
86	Watts Water Technologies, Inc. - Class A	8,575
		43,819
	Marine — 0.7%
1,001	Costamare, Inc.	7,938
	Media — 1.9%
614	EW Scripps Co. (The) - Class A	7,454
235	Meredith Corp.[2]	7,062
341	TEGNA, Inc.	5,763
		20,279
	Metals & Mining — 0.8%
90	Kaiser Aluminum Corp.	9,014
	Mortgage Real Estate Investment Trusts — 3.1%
310	Great Ajax Corp.	4,678
544	Invesco Mortgage Capital, Inc.	9,514
439	PennyMac Mortgage Investment Trust	10,207
434	TPG RE Finance Trust, Inc.	8,884
		33,283
	Multi-Utilities — 0.6%
122	Avista Corp.	6,204
	Oil, Gas & Consumable Fuels — 2.7%
248	Delek US Holdings, Inc.	6,810
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
527	Teekay Tankers, Ltd. - Class A1	$8,585
363	World Fuel Services Corp.	14,200
		29,595
	Pharmaceuticals — 2.8%
781	Alder Biopharmaceuticals, Inc.[1,3]	0
459	Horizon Therapeutics PLC[1]	15,831
3,101	Mallinckrodt PLC[1,2]	14,234
		30,065
	Professional Services — 2.4%
104	Barrett Business Services, Inc.	8,614
314	Heidrick & Struggles International, Inc.	8,924
230	Kforce, Inc.	8,522
		26,060
	Real Estate Management & Development — 0.7%
655	Newmark Group, Inc. - Class A	7,709
	Semiconductors & Semiconductor Equipment — 2.5%
178	Diodes, Inc.[1]	9,192
480	FormFactor, Inc.[1]	12,149
385	Xperi Corp.	6,194
		27,535
	Software — 2.6%
213	Progress Software Corp.	9,613
165	SPS Commerce, Inc.[1]	9,377
171	Verint Systems, Inc.[1]	9,918
		28,908
	Specialty Retail — 2.8%
257	Boot Barn Holdings, Inc.[1]	10,786
108	Group 1 Automotive, Inc.	10,883
233	Shoe Carnival, Inc.	8,356
		30,025
	Textiles, Apparel & Luxury Goods — 1.5%
86	Deckers Outdoor Corp.[1]	16,418
	Thrifts & Mortgage Finance — 2.7%
297	First Defiance Financial Corp.	8,729
571	Meridian Bancorp, Inc.	10,272
447	Radian Group, Inc.	10,947
		29,948
	Trading Companies & Distributors — 0.9%
319	BMC Stock Holdings, Inc.[1]	9,310
	Water Utilities — 0.6%
89	SJW Group	6,528
	TOTAL COMMON STOCKS (Cost $945,645)	1,085,267
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
26,232	State Street Navigator Securities Lending Government Money Market Portfolio[4]	$26,232
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $26,232)		26,232
TOTAL INVESTMENTS (Cost $971,877)	101.7%	$1,111,499
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(18,414)
NET ASSETS	100.0%	$1,093,085

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Schedules of Portfolio Investments).
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Japan — 26.3%
278,601	Astellas Pharma, Inc., Unsponsored ADR	$4,908,950
66,831	Dai Nippon Printing Co, Ltd., Sponsored ADR[1]	926,946
69,120	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	2,032,819
133,125	Daiwa House Industry Co., Ltd., Unsponsored ADR[1]	4,164,150
30,261	FUJIFILM Holdings Corp., Unsponsored ADR[1]	1,492,472
59,521	Fujitsu, Ltd., Unsponsored ADR[1]	1,270,773
51,046	Hitachi, Ltd., ADR	3,808,031
95,637	ITOCHU Corp., Unsponsored ADR[1]	4,460,510
70,372	KDDI Corp., Unsponsored ADR[1]	1,069,654
11,221	Mitsui & Co., Ltd., Sponsored ADR[1]	3,951,587
100,266	Nippon Telegraph & Telephone Corp., ADR	2,559,791
37,231	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	1,068,902
130,249	Shionogi & Co., Ltd., Unsponsored ADR	1,946,246
45,104	Sony Corp., Sponsored ADR	3,165,399
20,768	Tokio Marine Holdings, Inc., ADR[1]	1,128,118
59,154	Tokyo Electron, Ltd., Unsponsored ADR	3,277,132
35,863	Toyota Motor Corp., Sponsored ADR[1]	4,979,219
		46,210,699
	United Kingdom — 16.2%
150,403	Anglo American PLC, Sponsored ADR[1]	1,976,295
9,153	Ashtead Group PLC, Unsponsored ADR[1]	1,198,952
125,819	BAE Systems PLC, Sponsored ADR	4,184,111
82,787	British American Tobacco PLC, Sponsored ADR[1]	3,646,767
98,578	GlaxoSmithKline PLC, Sponsored ADR	4,613,450
42,042	Legal & General Group PLC, Sponsored ADR	845,465
76,558	RELX PLC, Sponsored ADR[1]	2,031,849
57,793	Rio Tinto PLC, Sponsored ADR	3,087,880
66,993	Smith & Nephew PLC, Sponsored ADR[1]	3,216,334
46,704	Vodafone Group PLC, Sponsored ADR	915,866
44,804	WPP PLC, Sponsored ADR[1]	2,785,017
		28,501,986
	France — 11.2%
176,251	Atos SE, Unsponsored ADR	2,927,529
151,598	BNP Paribas SA, ADR	4,023,411
57,899	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	1,338,046
241,044	Danone SA, Sponsored ADR	3,844,652
207,348	Engie SA, Sponsored ADR	3,551,871
77,160	Schneider Electric SE, Unsponsored ADR	1,537,799
68,342	Sodexo SA, Sponsored ADR	1,422,197
34,618	Vivendi SA, Unsponsored ADR	945,417
		19,590,922
	Germany — 7.8%
23,611	adidas AG, Sponsored ADR	3,734,316
52,321	Deutsche Lufthansa AG, Sponsored ADR	798,492
80,674	Deutsche Post AG, Sponsored ADR	2,809,069
50,111	Deutsche Telekom AG, Sponsored ADR	807,288
157,405	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	4,643,447
14,659	Siemens AG, Sponsored ADR	902,115
		13,694,727
	Switzerland — 7.7%
61,401	Adecco Group AG, Unsponsored ADR	1,789,839
12,890	Nestle SA, Sponsored ADR[1]	1,421,251
49,114	Novartis AG, Sponsored ADR	4,641,764
112,772	Roche Holding AG, Sponsored ADR	4,713,870
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
19,513	Sonova Holding AG, Unsponsored ADR[1]	$975,455
		13,542,179
	Australia — 5.9%
97,006	Newcrest Mining, Ltd., Sponsored ADR[1]	1,940,120
492,093	QBE Insurance Group, Ltd., Sponsored ADR[1]	4,463,284
460,112	South32, Ltd., ADR	3,947,761
		10,351,165
	Netherlands — 4.5%
257,926	ING Groep N.V., Sponsored ADR	2,803,655
102,719	Koninklijke Ahold Delhaize N.V., Sponsored ADR	2,518,670
149,636	NN Group N.V., Unsponsored ADR[1]	2,588,703
		7,911,028
	Sweden — 4.4%
38,729	Essity AB, Sponsored ADR	1,221,126
389,652	Skandinaviska Enskilda Banken AB, ADR[1]	3,822,486
151,254	Volvo AB, Unsponsored ADR[1]	2,577,368
		7,620,980
	Singapore — 3.3%
28,422	Singapore Exchange, Ltd., Unsponsored ADR[1]	2,714,017
83,047	United Overseas Bank, Ltd., Sponsored ADR[1]	3,076,891
		5,790,908
	Spain — 3.0%
205,372	Industria de Diseno Textil SA, Unsponsored ADR[1]	3,454,357
95,196	Red Electrica Corp. SA, Unsponsored ADR[1]	946,248
64,980	Repsol SA, Sponsored ADR	891,331
		5,291,936
	Canada — 2.7%
25,020	Bank of Montreal	1,907,024
47,274	Enbridge, Inc.	1,922,634
17,426	TC Energy Corp.	955,293
		4,784,951
	Austria — 2.4%
83,820	OMV AG, ADR[1]	4,191,000
	Hong Kong — 2.3%
25,480	BOC Hong Kong Holdings, Ltd., Sponsored ADR	1,680,916
122,891	WH Group, Ltd., Sponsored ADR	2,317,724
		3,998,640
	Italy — 1.4%
160,691	Intesa Sanpaolo SPA, Sponsored ADR	2,378,227
	United States — 0.5%
23,064	Carnival PLC, ADR	947,930
	TOTAL COMMON STOCKS (Cost $155,108,323)	174,807,278
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.0%
14,052,396	State Street Navigator Securities Lending Government Money Market Portfolio[2]	$14,052,396
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $14,052,396)		14,052,396
TOTAL INVESTMENTS (Cost $169,160,719)	107.6%	$188,859,674
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.6)	(13,272,863)
NET ASSETS	100.0%	$175,586,811

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents an investment of securities lending cash collateral.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 2.8%
362	Northrop Grumman Corp.	$135,594
1,955	Raytheon Co.	431,938
1,771	Spirit AeroSystems Holdings, Inc. - Class A	115,682
		683,214
	Air Freight & Logistics — 1.3%
4,354	Expeditors International of Washington, Inc.	318,016
	Banks — 5.7%
12,114	Bank of America Corp.	397,703
5,168	Citigroup, Inc.	384,551
6,106	Citizens Financial Group, Inc.	227,632
5,294	Fifth Third Bancorp	150,614
7,665	First Horizon National Corp.	122,640
893	JPMorgan Chase & Co.	118,197
		1,401,337
	Biotechnology — 2.9%
1,646	Amgen, Inc.	355,618
1,350	Biogen, Inc.[1]	362,948
		718,566
	Capital Markets — 4.2%
1,518	Ameriprise Financial, Inc.	251,092
1,603	LPL Financial Holdings, Inc.	147,685
3,975	Morgan Stanley	207,734
1,200	Northern Trust Corp.	117,372
2,393	T Rowe Price Group, Inc.	319,537
		1,043,420
	Chemicals — 1.4%
11,705	Axalta Coating Systems, Ltd.[1]	337,221
	Communications Equipment — 3.9%
878	Arista Networks, Inc.[1]	196,093
7,356	Cisco Systems, Inc.	338,155
1,369	F5 Networks, Inc.[1]	167,182
11,364	Juniper Networks, Inc.	260,690
		962,120
	Consumer Finance — 2.8%
12,677	Ally Financial, Inc.	406,045
2,198	American Express Co.	285,454
		691,499
	Diversified Consumer Services — 1.5%
16,081	H&R Block, Inc.	373,079
	Diversified Telecommunication Services — 0.6%
3,672	AT&T, Inc.	138,141
	Electric Utilities — 1.0%
2,654	Exelon Corp.	126,304
3,262	PPL Corp.	118,052
		244,356
	Electrical Equipment — 0.5%
883	Hubbell, Inc.	126,472
	Electronic Equipment, Instruments & Components — 1.3%
3,461	Keysight Technologies, Inc.[1]	321,838
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.8%
5,535	Baker Hughes Co.	$119,888
15,818	National Oilwell Varco, Inc.	326,009
		445,897
	Entertainment — 4.4%
6,342	Activision Blizzard, Inc.	370,880
3,860	Electronic Arts, Inc.[1]	416,571
2,389	Take-Two Interactive Software, Inc.[1]	297,765
		1,085,216
	Equity Real Estate Investment Trusts — 1.6%
990	American Tower Corp.	229,422
1,910	Prologis, Inc.	177,401
		406,823
	Food & Staples Retailing — 1.5%
4,937	Kroger Co. (The)	132,608
1,522	Sysco Corp.	125,017
2,769	US Foods Holding Corp.[1]	111,231
		368,856
	Food Products — 2.2%
7,484	General Mills, Inc.	390,814
1,045	Hershey Co. (The)	162,153
		552,967
	Health Care Equipment & Supplies — 1.2%
1,928	West Pharmaceutical Services, Inc.	300,672
	Health Care Providers & Services — 5.6%
1,305	Amedisys, Inc.[1]	230,319
2,436	AmerisourceBergen Corp.	208,424
6,059	Centene Corp.[1]	380,566
3,472	Henry Schein, Inc.[1]	239,360
959	Humana, Inc.	322,454
		1,381,123
	Hotels, Restaurants & Leisure — 0.6%
2,646	Norwegian Cruise Line Holdings, Ltd.[1]	142,487
	Independent Power & Renewable Electricity Producer — 1.7%
21,660	AES Corp.	430,168
	Industrial Conglomerates — 1.3%
1,830	Honeywell International, Inc.	316,993
	Insurance — 3.0%
1,601	Marsh & McLennan Cos., Inc.	179,088
6,937	Principal Financial Group, Inc.	367,314
947	Willis Towers Watson PLC	200,092
		746,494
	Interactive Media & Services — 3.2%
276	Alphabet, Inc. - Class A1	395,447
1,969	Facebook, Inc. - Class A1	397,561
		793,008
	IT Services — 7.7%
2,147	Accenture PLC - Class A	440,586
507	Automatic Data Processing, Inc.	86,895
2,213	Cognizant Technology Solutions Corp. - Class A	135,834
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
3,255	Leidos Holdings, Inc.	$327,030
3,761	PayPal Holdings, Inc.[1]	428,340
2,401	Visa, Inc. - Class A	477,727
		1,896,412
	Life Sciences Tools & Services — 1.0%
3,080	Agilent Technologies, Inc.	254,285
	Machinery — 1.9%
3,829	Allison Transmission Holdings, Inc.	169,242
2,176	Ingersoll-Rand PLC	289,908
		459,150
	Media — 2.4%
9,136	Discovery, Inc. - Class C1	253,707
4,640	Omnicom Group, Inc.	349,438
		603,145
	Metals & Mining — 0.9%
1,885	Reliance Steel & Aluminum Co.	216,398
	Multi-line Retail — 3.4%
11,125	Nordstrom, Inc.	410,067
3,848	Target Corp.	426,128
		836,195
	Oil, Gas & Consumable Fuels — 2.4%
6,252	Marathon Petroleum Corp.	340,734
2,795	Phillips 66	255,379
		596,113
	Pharmaceuticals — 3.6%
6,297	Bristol-Myers Squibb Co.	396,396
4,649	Elanco Animal Health, Inc.[1]	143,654
3,948	Merck & Co., Inc.	337,317
		877,367
	Professional Services — 2.1%
2,050	ManpowerGroup, Inc.	187,554
16,760	Nielsen Holdings PLC	341,904
		529,458
	Real Estate Management & Development — 2.3%
6,816	CBRE Group, Inc. - Class A1	416,117
847	Jones Lang LaSalle, Inc.	143,837
		559,954
	Road & Rail — 0.5%
790	Kansas City Southern	133,265
	Semiconductors & Semiconductor Equipment — 3.7%
7,730	Applied Materials, Inc.	448,262
2,372	Intel Corp.	151,642
1,018	Lam Research Corp.	303,578
		903,482
	Software — 5.1%
4,176	Cadence Design Systems, Inc.[1]	301,131
4,269	Fortinet, Inc.[1]	492,472
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
2,772	Microsoft Corp.	$471,878
		1,265,481
	Specialty Retail — 1.2%
3,422	Best Buy Co., Inc.	289,809
	Technology Hardware, Storage & Peripherals — 1.7%
7,768	Hewlett Packard Enterprise Co.	108,208
9,054	Xerox Holdings Corp.	322,051
		430,259
	Textiles, Apparel & Luxury Goods — 1.5%
749	Deckers Outdoor Corp.[1]	142,992
1,332	NIKE, Inc. - Class B	128,272
1,096	PVH Corp.	95,538
		366,802
	TOTAL COMMON STOCKS (Cost $20,825,660)	24,547,558
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$141,475	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $141,477, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $145,000, coupon rate of 2.500%, due 2/28/2021, market value of $148,018)	141,475
	TOTAL REPURCHASE AGREEMENT (Cost $141,475)	141,475
TOTAL INVESTMENTS (Cost $20,967,135)	100.0%	$24,689,033
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	5,778
NET ASSETS	100.0%	$24,694,811

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Airlines — 2.0%
12,271	JetBlue Airways Corp.[1]	$243,334
3,473	Southwest Airlines Co.	190,946
		434,280
	Banks — 6.1%
6,895	Bank of America Corp.	226,363
5,626	Citigroup, Inc.	418,631
5,094	Citizens Financial Group, Inc.	189,904
10,569	Fifth Third Bancorp	300,688
4,956	Wells Fargo & Co.	232,635
		1,368,221
	Biotechnology — 1.9%
974	Alexion Pharmaceuticals, Inc.[1]	96,806
820	Amgen, Inc.	177,161
551	Biogen, Inc.[1]	148,136
		422,103
	Capital Markets — 3.3%
1,083	Ameriprise Financial, Inc.	179,139
5,580	Intercontinental Exchange, Inc.	556,549
		735,688
	Chemicals — 1.8%
13,816	Axalta Coating Systems, Ltd.[1]	398,039
	Communications Equipment — 2.3%
3,262	F5 Networks, Inc.[1]	398,356
5,343	Juniper Networks, Inc.	122,568
		520,924
	Consumer Finance — 3.0%
14,812	Ally Financial, Inc.	474,428
5,977	Synchrony Financial	193,715
		668,143
	Diversified Telecommunication Services — 0.5%
2,900	AT&T, Inc.	109,098
	Electric Utilities — 0.8%
4,846	PPL Corp.	175,377
	Electrical Equipment — 3.7%
6,024	AMETEK, Inc.	585,232
2,600	Eaton Corp. PLC	245,622
		830,854
	Electronic Equipment, Instruments & Components — 1.1%
2,631	Keysight Technologies, Inc.[1]	244,657
	Energy Equipment & Services — 2.2%
18,003	Baker Hughes Co.	389,945
5,000	National Oilwell Varco, Inc.	103,050
		492,995
	Entertainment — 1.8%
3,680	Electronic Arts, Inc.[1]	397,146
	Equity Real Estate Investment Trusts — 1.3%
1,237	American Tower Corp.	286,662
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 1.0%
5,467	US Foods Holding Corp.[1]	$219,609
	Food Products — 2.9%
5,592	General Mills, Inc.	292,014
4,381	Tyson Foods, Inc. - Class A	362,002
		654,016
	Health Care Equipment & Supplies — 1.5%
1,393	Medtronic PLC	160,808
1,181	Varian Medical Systems, Inc.[1]	166,013
		326,821
	Health Care Providers & Services — 5.3%
794	Anthem, Inc.	210,632
6,794	DaVita, Inc.[1]	542,637
2,961	McKesson Corp.	422,268
		1,175,537
	Hotels, Restaurants & Leisure — 1.0%
3,987	Norwegian Cruise Line Holdings, Ltd.[1]	214,700
	Household Durables — 0.8%
3,001	DR Horton, Inc.	177,659
	Household Products — 0.8%
2,244	Colgate-Palmolive Co.	165,562
	Independent Power & Renewable Electricity Producers — 1.6%
12,035	AES Corp.	239,015
4,698	Vistra Energy Corp.	105,799
		344,814
	Industrial Conglomerates — 0.5%
695	Honeywell International, Inc.	120,388
	Insurance — 2.9%
4,692	First American Financial Corp.	290,810
7,299	MetLife, Inc.	362,833
		653,643
	Interactive Media & Services — 3.5%
120	Alphabet, Inc. - Class A1	171,933
2,993	Facebook, Inc. - Class A1	604,317
		776,250
	IT Services — 8.1%
2,564	Accenture PLC - Class A	526,159
5,377	Akamai Technologies, Inc.[1]	501,943
567	EPAM Systems, Inc.[1]	129,355
2,771	Genpact, Ltd.	122,672
4,517	PayPal Holdings, Inc.[1]	514,441
		1,794,570
	Machinery — 2.1%
3,574	Ingersoll-Rand PLC	476,164
	Media — 4.8%
13,076	Comcast Corp. - Class A	564,753
6,199	Discovery, Inc. - Class C1	172,146
4,511	Omnicom Group, Inc.	339,723
		1,076,622
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — 2.0%
3,937	Reliance Steel & Aluminum Co.	$451,968
	Multi-line Retail — 2.0%
4,022	Target Corp.	445,396
	Oil, Gas & Consumable Fuels — 1.8%
4,353	Phillips 66	397,734
	Pharmaceuticals — 5.6%
10,790	Bristol-Myers Squibb Co.	679,230
2,425	Jazz Pharmaceuticals PLC[1]	347,624
2,600	Merck & Co., Inc.	222,144
		1,248,998
	Professional Services — 1.0%
11,091	Nielsen Holdings PLC	226,256
	Real Estate Management & Development — 2.6%
9,640	CBRE Group, Inc. - Class A1	588,522
	Semiconductors & Semiconductor Equipment — 4.2%
4,400	Intel Corp.	281,292
1,830	Lam Research Corp.	545,724
1,702	Teradyne, Inc.	112,315
		939,331
	Software — 4.3%
1,576	Cadence Design Systems, Inc.[1]	113,645
1,600	Fortinet, Inc.[1]	184,576
2,712	Microsoft Corp.	461,664
3,770	Oracle Corp.	197,737
		957,622
	Specialty Retail — 3.4%
5,898	Best Buy Co., Inc.	499,502
2,215	Ross Stores, Inc.	248,501
		748,003
	Technology Hardware, Storage & Peripherals — 2.8%
19,574	Hewlett Packard Enterprise Co.	272,666
6,630	NetApp, Inc.	354,042
		626,708
	Textiles, Apparel & Luxury Goods — 1.0%
1,193	NIKE, Inc. - Class B	114,886
989	Ralph Lauren Corp.	112,251
		227,137
	TOTAL COMMON STOCKS (Cost $18,686,894)	22,118,217
RIGHTS* — 0.1%
	Pharmaceuticals — 0.1%
5,283	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	18,385
	TOTAL RIGHTS (Cost $11,253)	18,385
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.6%
$135,225	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $135,227, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $140,000, coupon rate of 2.500%, due 2/28/2021, market value of $142,914)	$135,225
TOTAL REPURCHASE AGREEMENT (Cost $135,225)		135,225
TOTAL INVESTMENTS (Cost $18,833,372)	100.0%	$22,271,827
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	8,389
NET ASSETS	100.0%	$22,280,216

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.6%
	Aerospace & Defense — 1.9%
148,260	Arconic, Inc.	$4,440,387
	Air Freight & Logistics — 1.5%
47,980	Expeditors International of Washington, Inc.	3,504,459
	Airlines — 3.2%
16,240	Alaska Air Group, Inc.	1,048,942
130,040	JetBlue Airways Corp.[1]	2,578,693
49,520	Southwest Airlines Co.	2,722,609
14,520	United Airlines Holdings, Inc.[1]	1,086,096
		7,436,340
	Banks — 5.0%
93,500	Bank of America Corp.[2]	3,069,605
37,680	Citigroup, Inc.	2,803,769
57,280	Citizens Financial Group, Inc.	2,135,398
158,740	First Horizon National Corp.	2,539,840
72,960	Regions Financial Corp.	1,135,987
		11,684,599
	Capital Markets — 1.7%
47,200	Franklin Resources, Inc.	1,194,160
13,600	Intercontinental Exchange, Inc.	1,356,464
80,400	Waddell & Reed Financial, Inc. - Class A3	1,284,792
		3,835,416
	Chemicals — 1.6%
90,760	Axalta Coating Systems, Ltd.[1]	2,614,795
23,580	Dow, Inc.	1,086,331
		3,701,126
	Commercial Services & Supplies — 3.4%
81,500	Herman Miller, Inc.	3,149,975
53,989	Tetra Tech, Inc.[2]	4,621,458
		7,771,433
	Communications Equipment — 0.7%
117,380	Viavi Solutions, Inc.[1]	1,655,058
	Construction & Engineering — 1.3%
35,740	EMCOR Group, Inc.[2]	2,936,756
	Consumer Finance — 1.3%
92,180	Synchrony Financial	2,987,554
	Distributors — 1.0%
69,020	LKQ Corp.[1]	2,255,919
	Diversified Consumer Services — 1.0%
102,660	H&R Block, Inc.	2,381,712
	Diversified Financial Services — 1.9%
85,140	Equitable Holdings, Inc.	2,045,063
41,080	Voya Financial, Inc.	2,453,708
		4,498,771
	Diversified Telecommunication Services — 0.5%
32,560	AT&T, Inc.	1,224,907
	Electric Utilities — 3.2%
56,940	OGE Energy Corp.	2,610,699
94,100	PPL Corp.	3,405,479
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
19,180	Southern Co. (The)	$1,350,272
		7,366,450
	Electrical Equipment — 1.9%
44,940	AMETEK, Inc.	4,365,921
	Electronic Equipment, Instruments & Components — 0.8%
57,180	Methode Electronics, Inc.	1,872,645
	Entertainment — 0.7%
28,960	Activision Blizzard, Inc.	1,693,581
	Equity Real Estate Investment Trusts — 6.0%
101,440	Brixmor Property Group, Inc.	2,024,742
29,200	Douglas Emmett, Inc.	1,211,800
69,300	Gaming and Leisure Properties, Inc.	3,274,772
37,880	Realty Income Corp.	2,970,171
119,980	Service Properties Trust	2,589,168
47,490	STORE Capital Corp.	1,863,983
		13,934,636
	Food & Staples Retailing — 0.5%
14,200	Sysco Corp.	1,166,388
	Food Products — 2.1%
63,800	General Mills, Inc.	3,331,636
17,740	Tyson Foods, Inc. - Class A	1,465,856
		4,797,492
	Health Care Providers & Services — 7.2%
10,038	Amedisys, Inc.[1,2]	1,771,607
15,340	AmerisourceBergen Corp.	1,312,490
66,750	Cardinal Health, Inc.	3,418,267
47,920	Centene Corp.[1,2]	3,009,855
41,940	DaVita, Inc.[1]	3,349,748
31,660	Molina Healthcare, Inc.[1]	3,893,230
		16,755,197
	Health Care Technology — 1.1%
92,700	HMS Holdings Corp.[1,2]	2,532,564
	Independent Power & Renewable Electricity Producer — 1.4%
167,600	AES Corp.[2]	3,328,536
	Insurance — 2.4%
26,880	Fidelity National Financial, Inc.	1,310,400
37,760	Hartford Financial Services Group, Inc. (The)	2,238,413
40,940	MetLife, Inc.	2,035,127
		5,583,940
	Internet & Direct Marketing Retail — 0.6%
39,280	eBay, Inc.[2]	1,318,237
	IT Services — 6.9%
28,240	Akamai Technologies, Inc.[1]	2,636,204
18,700	Euronet Worldwide, Inc.[1]	2,947,868
10,960	FleetCor Technologies, Inc.[1,2]	3,454,921
155,255	KBR, Inc.	4,222,936
36,840	MAXIMUS, Inc.	2,643,270
		15,905,199
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 1.1%
30,000	Medpace Holdings, Inc.[1]	$2,566,500
	Machinery — 3.8%
26,880	Ingersoll-Rand PLC[2]	3,581,222
17,340	Snap-on, Inc.	2,767,984
24,280	Watts Water Technologies, Inc. - Class A	2,420,959
		8,770,165
	Media — 3.1%
76,280	Comcast Corp. - Class A	3,294,533
89,220	Discovery, Inc. - Class A1,3	2,610,577
15,834	Omnicom Group, Inc.	1,192,459
		7,097,569
	Metals & Mining — 2.4%
14,080	Kaiser Aluminum Corp.	1,410,112
26,560	Reliance Steel & Aluminum Co.	3,049,088
35,440	Steel Dynamics, Inc.	1,058,947
		5,518,147
	Multi-line Retail — 1.1%
22,800	Target Corp.	2,524,872
	Multi-Utilities — 1.1%
100,200	CenterPoint Energy, Inc.	2,653,296
	Oil, Gas & Consumable Fuels — 4.0%
67,920	Delek US Holdings, Inc.	1,865,083
111,900	Devon Energy Corp.	2,430,468
48,620	Marathon Petroleum Corp.	2,649,790
24,380	Phillips 66	2,227,601
		9,172,942
	Paper & Forest Products — 1.3%
85,680	Domtar Corp.[2]	2,983,378
	Pharmaceuticals — 3.9%
57,420	Bristol-Myers Squibb Co.	3,614,589
93,540	Elanco Animal Health, Inc.[1]	2,890,386
15,400	Merck & Co., Inc.	1,315,776
32,120	Pfizer, Inc.	1,196,149
		9,016,900
	Professional Services — 2.1%
32,020	Korn Ferry	1,312,179
116,000	Nielsen Holdings PLC	2,366,400
19,080	Robert Half International, Inc.	1,109,884
		4,788,463
	Semiconductors & Semiconductor Equipment — 3.9%
61,120	Applied Materials, Inc.	3,544,349
32,980	Diodes, Inc.[1]	1,703,087
56,900	Teradyne, Inc.	3,754,831
		9,002,267
	Software — 3.3%
37,098	ACI Worldwide, Inc.[1]	1,278,026
19,320	Cadence Design Systems, Inc.[1,2]	1,393,165
29,877	Microsoft Corp.[2]	5,085,962
		7,757,153
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 2.3%
42,043	Best Buy Co., Inc.[2]	$3,560,622
28,200	TJX Cos., Inc. (The)	1,664,928
		5,225,550
	Technology Hardware, Storage & Peripherals — 1.6%
149,020	Hewlett Packard Enterprise Co.	2,075,849
48,560	Xerox Holdings Corp.	1,727,279
		3,803,128
	Textiles, Apparel & Luxury Goods — 1.8%
152,120	Hanesbrands, Inc.[3]	2,093,171
56,460	Skechers U.S.A., Inc. - Class A1	2,111,040
		4,204,211
	TOTAL COMMON STOCKS (Cost $186,642,921)	226,019,764
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$972,708	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $972,718, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $975,000, coupon rate of 2.500%, due 2/28/2021, market value of $995,292)	972,708
	TOTAL REPURCHASE AGREEMENT (Cost $972,708)	972,708
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
3,063,106	State Street Navigator Securities Lending Government Money Market Portfolio[4]	3,063,106
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,063,106)	3,063,106
TOTAL LONG INVESTMENTS (Cost $190,678,735)	99.4%	$230,055,578
COMMON STOCKS SOLD SHORT* — (68.8)%
	Aerospace & Defense — (2.3)%
(6,960)	Boeing Co. (The)	(2,215,159)
(4,660)	TransDigm Group, Inc.	(2,997,685)
		(5,212,844)
	Air Freight & Logistics — (2.0)%
(15,600)	FedEx Corp.	(2,256,384)
(22,180)	United Parcel Service, Inc. - Class B	(2,296,074)
		(4,552,458)
	Banks — (2.6)%
(44,436)	Commerce Bancshares, Inc.	(3,006,540)
(28,000)	First Republic Bank	(3,104,640)
		(6,111,180)
	Beverages — (1.1)%
(47,340)	Molson Coors Beverage Co. - Class B	(2,631,157)
	Building Products — (1.0)%
(9,980)	Lennox International, Inc.	(2,325,140)
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (1.2)%
(9,340)	FactSet Research Systems, Inc.	$(2,672,267)
	Chemicals — (5.0)%
(18,865)	Albemarle Corp.	(1,514,482)
(37,660)	DuPont de Nemours, Inc.	(1,927,439)
(22,080)	International Flavors & Fragrances, Inc.	(2,894,909)
(132,540)	Mosaic Co. (The)	(2,629,593)
(38,180)	WR Grace & Co.	(2,571,805)
		(11,538,228)
	Commercial Services & Supplies — (3.0)%
(129,400)	Covanta Holding Corp.	(1,938,412)
(46,530)	Rollins, Inc.	(1,765,813)
(50,720)	Stericycle, Inc.[1]	(3,179,130)
		(6,883,355)
	Containers & Packaging — (0.6)%
(11,420)	AptarGroup, Inc.	(1,319,124)
	Distributors — (0.5)%
(13,280)	Genuine Parts Co.	(1,242,610)
	Electric Utilities — (1.1)%
(47,540)	PNM Resources, Inc.	(2,578,094)
	Equity Real Estate Investment Trusts — (4.1)%
(75,260)	Acadia Realty Trust	(1,867,953)
(15,780)	Alexandria Real Estate Equities, Inc.	(2,575,296)
(84,400)	Healthcare Realty Trust, Inc.	(3,043,464)
(55,680)	Healthpeak Properties, Inc.	(2,003,923)
		(9,490,636)
	Food Products — (1.2)%
(41,020)	Kellogg Co.	(2,797,974)
	Gas Utilities — (1.1)%
(36,120)	Northwest Natural Holding Co.	(2,650,486)
	Health Care Equipment & Supplies — (4.8)%
(35,740)	Abbott Laboratories	(3,114,383)
(14,960)	Becton Dickinson & Co.	(4,116,693)
(15,660)	DexCom, Inc.[1]	(3,770,145)
		(11,001,221)
	Health Care Providers & Services — (1.0)%
(17,420)	Universal Health Services, Inc.- Class B	(2,388,456)
	Health Care Technology — (1.1)%
(34,400)	Cerner Corp.	(2,470,952)
	Hotels, Restaurants & Leisure — (0.6)%
(9,640)	Cracker Barrel Old Country Store, Inc.	(1,474,245)
	Household Products — (1.1)%
(16,520)	Clorox Co. (The)	(2,598,761)
	Industrial Conglomerates — (1.1)%
(16,480)	3M Co.	(2,614,717)
	Insurance — (1.5)%
(2,900)	Markel Corp.[1]	(3,401,613)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Internet & Direct Marketing Retail — (1.2)%
(1,380)	Amazon.com, Inc.[1]	$(2,772,034)
	IT Services — (1.7)%
(39,260)	Black Knight, Inc.[1]	(2,627,279)
(8,700)	Jack Henry & Associates, Inc.	(1,300,998)
		(3,928,277)
	Leisure Product — (1.1)%
(24,640)	Hasbro, Inc.	(2,510,077)
	Life Sciences Tools & Services — (1.3)%
(14,300)	Bio-Techne Corp.	(3,002,571)
	Machinery — (2.5)%
(21,360)	Deere & Co.	(3,387,269)
(15,680)	Stanley Black & Decker, Inc.	(2,498,294)
		(5,885,563)
	Mortgage Real Estate Investment Trust — (1.2)%
(73,540)	Blackstone Mortgage Trust, Inc. - Class A	(2,809,228)
	Multi-line Retail — (0.9)%
(23,700)	Dollar Tree, Inc.[1]	(2,063,559)
	Oil, Gas & Consumable Fuels — (2.5)%
(20,640)	Cheniere Energy, Inc.[1]	(1,222,714)
(161,180)	Kinder Morgan, Inc.	(3,363,827)
(55,060)	Williams Cos., Inc. (The)	(1,139,191)
		(5,725,732)
	Professional Services — (1.8)%
(27,920)	Equifax, Inc.	(4,185,208)
	Road & Rail — (2.4)%
(6,620)	AMERCO	(2,457,807)
(28,420)	JB Hunt Transport Services, Inc.	(3,067,371)
		(5,525,178)
	Semiconductors & Semiconductor Equipment — (3.0)%
(67,380)	Advanced Micro Devices, Inc.[1]	(3,166,860)
(9,940)	Analog Devices, Inc.	(1,090,915)
(26,620)	Microchip Technology, Inc.	(2,594,918)
		(6,852,693)
	Software — (6.3)%
(16,860)	Autodesk, Inc.[1]	(3,318,891)
(3,420)	Fair Isaac Corp.[1]	(1,376,140)
(36,100)	Pegasystems, Inc.	(3,112,181)
(33,460)	PTC, Inc.[1]	(2,781,195)
(12,680)	Tyler Technologies, Inc.[1]	(4,104,263)
		(14,692,670)
	Specialty Retail — (1.4)%
(13,780)	CarMax, Inc.[1]	(1,337,211)
(30,380)	Monro, Inc.	(1,904,826)
		(3,242,037)
	Water Utilities — (3.5)%
(27,920)	American States Water Co.	(2,472,595)
(40,020)	California Water Service Group	(2,103,451)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(67,400)	Essential Utilities, Inc.	$(3,500,756)
		(8,076,802)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(148,190,689))		(159,227,147)
TOTAL SHORT INVESTMENTS (Proceeds $(148,190,689))	(68.8)%	$(159,227,147)
TOTAL INVESTMENTS (Cost $42,488,046)	30.6%	$70,828,431
OTHER ASSETS IN EXCESS OF LIABILITIES	69.4	160,745,961
NET ASSETS	100.0%	$231,574,392

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $36,921,008.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 131.4%
	Aerospace & Defense — 1.7%
33,240	Arconic, Inc.	$995,538
	Air Freight & Logistics — 1.9%
15,340	Expeditors International of Washington, Inc.[1]	1,120,434
	Airlines — 2.2%
26,500	JetBlue Airways Corp.[2]	525,495
14,340	Southwest Airlines Co.	788,413
		1,313,908
	Banks — 10.1%
36,300	Bank of America Corp.[1]	1,191,729
14,000	Citigroup, Inc.	1,041,740
20,480	Citizens Financial Group, Inc.	763,494
42,920	Fifth Third Bancorp[1]	1,221,074
75,400	FNB Corp.	879,918
7,260	JPMorgan Chase & Co.	960,934
		6,058,889
	Biotechnology — 1.8%
7,480	Alexion Pharmaceuticals, Inc.[2]	743,437
4,800	Gilead Sciences, Inc.	303,360
		1,046,797
	Capital Markets — 1.1%
6,620	Intercontinental Exchange, Inc.	660,279
	Chemicals — 1.1%
23,080	Axalta Coating Systems, Ltd.[2]	664,935
	Commercial Services & Supplies — 1.2%
17,860	Herman Miller, Inc.	690,289
	Communications Equipment — 2.6%
26,180	Cisco Systems, Inc.[1]	1,203,495
23,280	Viavi Solutions, Inc.[2]	328,248
		1,531,743
	Construction & Engineering — 2.2%
16,120	EMCOR Group, Inc.[1]	1,324,580
	Consumer Finance — 3.5%
30,440	Ally Financial, Inc.	974,993
34,160	Synchrony Financial[1]	1,107,126
		2,082,119
	Diversified Consumer Services — 1.4%
35,720	H&R Block, Inc.	828,704
	Diversified Financial Services — 2.8%
26,780	Equitable Holdings, Inc.	643,256
17,480	Voya Financial, Inc.	1,044,080
		1,687,336
	Diversified Telecommunication Services — 1.4%
21,840	AT&T, Inc.	821,621
	Electric Utilities — 3.0%
16,800	Exelon Corp.[1]	799,512
26,780	PPL Corp.	969,168
		1,768,680
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 2.0%
12,120	AMETEK, Inc.[1]	$1,177,458
	Electronic Equipment, Instruments & Components — 1.4%
26,360	Sanmina Corp.[2]	839,302
	Entertainment — 1.4%
14,660	Activision Blizzard, Inc.	857,317
	Equity Real Estate Investment Trusts — 5.6%
9,300	Gaming and Leisure Properties, Inc.	439,472
18,480	Host Hotels & Resorts, Inc.	301,963
4,300	National Health Investors, Inc.	362,834
17,200	Omega Healthcare Investors, Inc.	721,540
17,191	Service Properties Trust	370,982
29,480	STORE Capital Corp.	1,157,090
		3,353,881
	Food & Staples Retailing — 1.3%
5,320	Sysco Corp.	436,985
2,740	Walmart, Inc.	313,702
		750,687
	Food Products — 3.5%
15,680	General Mills, Inc.[1]	818,810
15,140	Tyson Foods, Inc. - Class A1	1,251,018
		2,069,828
	Health Care Providers & Services — 9.9%
3,440	Amedisys, Inc.[1,2]	607,126
11,080	AmerisourceBergen Corp.	948,005
3,640	Anthem, Inc.	965,619
16,660	Cardinal Health, Inc.	853,158
5,280	Centene Corp.[2]	331,637
13,060	DaVita, Inc.[2]	1,043,102
9,600	Molina Healthcare, Inc.[1,2]	1,180,512
		5,929,159
	Hotels, Restaurants & Leisure — 1.1%
20,440	Hilton Grand Vacations, Inc.[2]	652,240
	Independent Power & Renewable Electricity Producer — 2.4%
72,300	AES Corp.[1]	1,435,878
	Insurance — 3.8%
6,140	Aflac, Inc.[1]	316,640
8,140	Allstate Corp. (The)	964,915
6,860	Fidelity National Financial, Inc.	334,425
13,080	MetLife, Inc.[1]	650,207
		2,266,187
	IT Services — 12.3%
12,600	Akamai Technologies, Inc.[2]	1,176,210
13,220	Amdocs, Ltd.	951,179
4,180	FleetCor Technologies, Inc.[1,2]	1,317,661
34,180	Genpact, Ltd.[1]	1,513,149
6,480	ManTech International Corp. - Class A	520,214
13,880	MAXIMUS, Inc.	995,890
11,680	Perspecta, Inc.	327,858
2,800	Visa, Inc. - Class A	557,116
		7,359,277
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.9%
4,500	Agilent Technologies, Inc.	$371,520
10,340	Bruker Corp.	511,520
16,580	Medpace Holdings, Inc.[1,2]	1,418,419
		2,301,459
	Machinery — 3.7%
5,540	IDEX Corp.	907,729
9,960	Ingersoll-Rand PLC[1]	1,326,971
		2,234,700
	Media — 7.5%
32,600	Comcast Corp. - Class A1	1,407,994
18,500	Discovery, Inc. - Class A2,3	541,310
34,680	Interpublic Group of Cos., Inc. (The)	787,236
74,480	News Corp. - Class A	1,014,417
10,080	Omnicom Group, Inc.	759,125
		4,510,082
	Metals & Mining — 3.0%
11,140	Reliance Steel & Aluminum Co.[1]	1,278,872
16,920	Steel Dynamics, Inc.	505,570
		1,784,442
	Multi-line Retail — 2.5%
11,340	Nordstrom, Inc.	417,992
9,840	Target Corp.	1,089,682
		1,507,674
	Oil, Gas & Consumable Fuels — 4.1%
4,880	ConocoPhillips	290,018
14,960	Delek US Holdings, Inc.	410,802
16,740	Marathon Petroleum Corp.	912,330
10,261	Valero Energy Corp.	865,105
		2,478,255
	Paper & Forest Products — 0.7%
11,920	Domtar Corp.	415,054
	Pharmaceuticals — 3.2%
22,460	Bristol-Myers Squibb Co.[1]	1,413,857
6,080	Merck & Co., Inc.	519,475
		1,933,332
	Professional Services — 1.7%
7,580	Korn Ferry	310,628
11,920	Robert Half International, Inc.	693,387
		1,004,015
	Semiconductors & Semiconductor Equipment — 6.6%
17,300	Applied Materials, Inc.	1,003,227
25,620	Diodes, Inc.[1,2]	1,323,017
11,380	Entegris, Inc.	589,029
20,120	ON Semiconductor Corp.[2]	465,778
8,200	Teradyne, Inc.	541,118
		3,922,169
	Software — 1.3%
10,880	ACI Worldwide, Inc.[2]	374,816
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
7,620	SPS Commerce, Inc.[2]	$433,045
		807,861
	Specialty Retail — 5.1%
14,760	Best Buy Co., Inc.[1]	1,250,025
8,960	Ross Stores, Inc.[1]	1,005,222
13,560	TJX Cos., Inc. (The)	800,582
		3,055,829
	Technology Hardware, Storage & Peripherals — 3.1%
49,980	Hewlett Packard Enterprise Co.	696,221
15,360	NetApp, Inc.	820,224
9,480	Xerox Holdings Corp.	337,204
		1,853,649
	Textiles, Apparel & Luxury Goods — 1.7%
21,740	Hanesbrands, Inc.	299,142
19,000	Skechers U.S.A., Inc. - Class A2	710,410
		1,009,552
	Wireless Telecommunication Services — 0.6%
16,360	Telephone & Data Systems, Inc.	371,045
	TOTAL COMMON STOCKS (Cost $61,450,258)	78,476,184
COMMON STOCKS SOLD SHORT* — (31.4)%
	Aerospace & Defense — (0.3)%
(600)	Boeing Co. (The)	(190,962)
	Air Freight & Logistics — (0.9)%
(1,400)	FedEx Corp.	(202,496)
(2,945)	United Parcel Service, Inc. - Class B	(304,866)
		(507,362)
	Banks — (2.9)%
(4,746)	Commerce Bancshares, Inc.	(321,114)
(2,980)	First Republic Bank	(330,422)
(7,180)	Glacier Bancorp, Inc.	(304,217)
(2,920)	Signature Bank	(414,319)
(3,520)	Truist Financial Corp.	(181,526)
(5,280)	WesBanco, Inc.	(174,874)
		(1,726,472)
	Building Products — (0.4)%
(1,000)	Lennox International, Inc.	(232,980)
	Capital Markets — (0.5)%
(1,100)	FactSet Research Systems, Inc.	(314,721)
	Chemicals — (1.9)%
(3,940)	Albemarle Corp.	(316,303)
(3,700)	Ashland Global Holdings, Inc.	(273,726)
(1)	Dow, Inc.[2]	(46)
(2,060)	DuPont de Nemours, Inc.	(105,431)
(2,000)	International Flavors & Fragrances, Inc.	(262,220)
(2,883)	WR Grace & Co.	(194,199)
		(1,151,925)
	Commercial Services & Supplies — (1.1)%
(9,390)	Rollins, Inc.	(356,351)
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (Continued)
(4,680)	Stericycle, Inc.[2]	$(293,342)
		(649,693)
	Containers & Packaging — (0.9)%
(3,919)	Ball Corp.	(282,873)
(3,460)	Crown Holdings, Inc.[2]	(256,144)
		(539,017)
	Distributors — (0.4)%
(2,820)	Genuine Parts Co.	(263,867)
	Electric Utilities — (1.3)%
(2,420)	Eversource Energy	(223,705)
(2,280)	IDACORP, Inc.	(255,793)
(5,440)	PNM Resources, Inc.	(295,011)
		(774,509)
	Equity Real Estate Investment Trusts — (1.1)%
(8,120)	Acadia Realty Trust	(201,539)
(7,280)	Healthpeak Properties, Inc.	(262,007)
(2,900)	Vornado Realty Trust	(190,733)
		(654,279)
	Food Products — (0.5)%
(3,900)	Kellogg Co.	(266,019)
	Gas Utilities — (0.4)%
(3,560)	Northwest Natural Holding Co.	(261,233)
	Health Care Equipment & Supplies — (2.8)%
(2,500)	Abbott Laboratories	(217,850)
(1,520)	Becton Dickinson & Co.	(418,274)
(1,600)	Danaher Corp.	(257,392)
(680)	IDEXX Laboratories, Inc.[2]	(184,287)
(7,560)	Merit Medical Systems, Inc.[2]	(275,335)
(1,980)	Zimmer Biomet Holdings, Inc.	(292,842)
		(1,645,980)
	Health Care Providers & Services — (0.9)%
(1,500)	Laboratory Corp. of America Holdings[2]	(263,100)
(1,820)	Universal Health Services, Inc.- Class B	(249,540)
		(512,640)
	Hotels, Restaurants & Leisure — (0.8)%
(6,340)	Cheesecake Factory, Inc. (The)	(243,456)
(1,580)	Cracker Barrel Old Country Store, Inc.	(241,629)
		(485,085)
	Household Products — (0.5)%
(1,920)	Clorox Co. (The)	(302,035)
	Independent Power Producers & Energy Traders — (0.3)%
(2,480)	Ormat Technologies, Inc.	(196,565)
	Industrial Conglomerates — (0.4)%
(1,660)	3M Co.	(263,376)
	Insurance — (0.9)%
(300)	Markel Corp.[2]	(351,891)
(4,120)	Mercury General Corp.	(202,251)
		(554,142)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Internet & Direct Marketing Retail — (0.5)%
(140)	Amazon.com, Inc.[2]	$(281,221)
	Machinery — (1.5)%
(1,800)	Deere & Co.	(285,444)
(2,200)	Nordson Corp.	(371,492)
(1,400)	RBC Bearings, Inc.[2]	(217,714)
		(874,650)
	Metals & Mining — (0.4)%
(19,880)	Freeport-McMoRan, Inc.	(220,668)
	Mortgage Real Estate Investment Trusts — (0.9)%
(27,140)	Annaly Capital Management, Inc.	(264,887)
(7,220)	Blackstone Mortgage Trust, Inc. - Class A	(275,804)
		(540,691)
	Multi-line Retail — (0.4)%
(2,800)	Dollar Tree, Inc.[2]	(243,796)
	Professional Services — (0.5)%
(2,100)	Equifax, Inc.	(314,790)
	Road & Rail — (2.0)%
(880)	AMERCO	(326,717)
(3,180)	JB Hunt Transport Services, Inc.	(343,218)
(1,500)	Norfolk Southern Corp.	(312,315)
(1,320)	Union Pacific Corp.	(236,834)
		(1,219,084)
	Semiconductors & Semiconductor Equipment — (2.7)%
(10,860)	Advanced Micro Devices, Inc.[2]	(510,420)
(1,960)	Cabot Microelectronics Corp.	(285,200)
(5,880)	Cree, Inc.[2]	(273,361)
(2,580)	Microchip Technology, Inc.	(251,498)
(5,460)	Semtech Corp.[2]	(263,118)
		(1,583,597)
	Software — (1.5)%
(1,820)	Autodesk, Inc.[2]	(358,267)
(700)	Fair Isaac Corp.[2]	(281,666)
(3,320)	PTC, Inc.[2]	(275,959)
		(915,892)
	Specialty Retail — (0.7)%
(10,160)	Guess?, Inc.	(216,306)
(3,440)	Monro, Inc.	(215,688)
		(431,994)
	Water Utilities — (1.1)%
(2,920)	American States Water Co.	(258,595)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(7,200)	Essential Utilities, Inc.	$(373,968)
		(632,563)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(18,641,432))		(18,751,808)
TOTAL SHORT INVESTMENTS (Proceeds $(18,641,432))	(31.4)%	$(18,751,808)
TOTAL INVESTMENTS (Cost $42,808,826)	100.0%	$59,724,376
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	9,508
NET ASSETS	100.0%	$59,733,884

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $23,871,535.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.3%
	Aerospace & Defense — 7.2%
18,846	Boeing Co. (The)	$5,998,116
36,298	Raytheon Co.	8,019,680
40,014	United Technologies Corp.	6,010,103
		20,027,899
	Banks — 6.9%
55,048	JPMorgan Chase & Co.	7,286,153
40,132	PNC Financial Services Group, Inc. (The)	5,961,609
127,781	Wells Fargo & Co.	5,998,040
		19,245,802
	Beverages — 2.2%
42,675	PepsiCo, Inc.	6,060,704
	Biotechnology — 3.4%
16,890	Biogen, Inc.[1]	4,540,877
75,711	Gilead Sciences, Inc.	4,784,935
		9,325,812
	Capital Markets — 2.0%
56,542	Northern Trust Corp.	5,530,373
	Communications Equipment — 2.2%
131,930	Cisco Systems, Inc.	6,064,822
	Consumer Finance — 2.1%
79,591	Discover Financial Services	5,979,672
	Electrical Equipment — 3.2%
90,773	AMETEK, Inc.	8,818,597
	Electronic Equipment, Instruments & Components — 2.3%
65,562	Amphenol Corp. - Class A	6,521,452
	Energy Equipment & Services — 1.1%
146,010	Halliburton Co.	3,184,478
	Food & Staples Retailing — 2.1%
51,058	Walmart, Inc.	5,845,630
	Health Care Equipment & Supplies — 3.9%
48,266	Abbott Laboratories	4,205,899
139,037	Smith & Nephew PLC, Sponsored ADR[2]	6,675,167
		10,881,066
	Health Care Providers & Services — 2.3%
36,242	Laboratory Corp. of America Holdings[1]	6,356,847
	Household Products — 2.3%
85,730	Colgate-Palmolive Co.	6,325,159
	Insurance — 1.9%
35,225	Chubb, Ltd.	5,353,848
	Interactive Media & Services — 5.6%
6,984	Alphabet, Inc. - Class C1	10,016,663
28,231	Facebook, Inc. - Class A1	5,700,121
		15,716,784
	Internet & Direct Marketing Retail — 2.8%
4,248	Booking Holdings, Inc.[1]	7,776,176
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 13.0%
32,023	Accenture PLC - Class A	$6,571,440
75,840	Cognizant Technology Solutions Corp. - Class A	4,655,059
24,580	Gartner, Inc.[1]	3,951,972
48,415	Global Payments, Inc.	9,462,712
36,615	Mastercard, Inc. - Class A	11,568,143
		36,209,326
	Life Sciences Tools & Services — 2.0%
25,422	Waters Corp.[1]	5,689,189
	Machinery — 2.1%
30,153	Parker-Hannifin Corp.	5,900,641
	Media — 3.7%
152,464	Comcast Corp. - Class A	6,584,920
47,614	Omnicom Group, Inc.	3,585,810
		10,170,730
	Multi-line Retail — 2.4%
42,632	Dollar General Corp.	6,540,175
	Oil, Gas & Consumable Fuels — 2.1%
53,977	Chevron Corp.	5,783,096
	Pharmaceuticals — 4.0%
98,966	Bristol-Myers Squibb Co.	6,229,910
35,902	Eli Lilly & Co.	5,013,355
		11,243,265
	Software — 2.9%
152,265	Oracle Corp.	7,986,299
	Specialty Retail — 6.3%
27,977	Home Depot, Inc. (The)	6,381,554
66,841	Tractor Supply Co.	6,212,871
18,909	Ulta Salon Cosmetics & Fragrance, Inc.[1]	5,065,910
		17,660,335
	Technology Hardware, Storage & Peripherals — 3.9%
35,085	Apple, Inc.	10,859,158
	Textiles, Apparel & Luxury Goods — 2.4%
63,322	Carter’s, Inc.	6,716,565
	TOTAL COMMON STOCKS (Cost $158,637,478)	273,773,900
Face Amount
REPURCHASE AGREEMENT — 1.7%
$4,601,600	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $4,601,646, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $4,600,000, coupon rate of 2.500%, due 2/28/2021, market value of $4,695,735)	4,601,600
	TOTAL REPURCHASE AGREEMENT (Cost $4,601,600)	4,601,600
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL — 0.5%
1,459,753	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$1,459,753
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,459,753)		1,459,753
TOTAL INVESTMENTS (Cost $164,698,831)	100.5%	$279,835,253
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(1,456,058)
NET ASSETS	100.0%	$278,379,195

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS — 99.5%
	Aerospace & Defense — 1.8%
428,768	AAR Corp.	$18,256,942
226,679	Mercury Systems, Inc.[1]	17,397,613
		35,654,555
	Air Freight & Logistics — 0.6%
543,481	Atlas Air Worldwide Holdings, Inc.[1]	12,146,800
	Auto Components — 0.9%
175,038	LCI Industries	18,898,853
	Banks — 15.3%
584,646	Ameris Bancorp	23,496,923
1,014,176	First Midwest Bancorp, Inc.	20,222,669
2,807,518	FNB Corp.	32,763,735
644,128	Hancock Whitney Corp.	25,597,647
484,367	IBERIABANK Corp.	35,218,325
794,041	Simmons First National Corp. - Class A	19,041,103
761,289	TCF Financial Corp.	32,187,299
1,586,634	Umpqua Holdings Corp.	26,814,115
739,502	United Community Banks, Inc.	20,646,896
808,527	Western Alliance Bancorp	44,654,946
459,148	Wintrust Financial Corp.	29,054,885
		309,698,543
	Building Products — 2.9%
1,238,943	Builders FirstSource, Inc.[1]	30,719,592
369,787	Masonite International Corp.[1]	27,774,701
		58,494,293
	Capital Markets — 2.1%
614,196	Blucora, Inc.[1]	13,850,120
362,829	Evercore, Inc. - Class A	27,799,958
		41,650,078
	Chemicals — 0.9%
1,332,145	Ferro Corp.[1]	18,223,744
	Communications Equipment — 2.1%
630,440	Ciena Corp.[1]	25,639,995
661,757	NETGEAR, Inc.[1]	17,020,390
		42,660,385
	Construction & Engineering — 5.1%
535,963	Arcosa, Inc.	23,448,381
310,817	Dycom Industries, Inc.[1]	12,563,223
308,677	EMCOR Group, Inc.	25,363,989
571,191	Granite Construction, Inc.[2]	15,496,412
466,598	MasTec, Inc.[1]	26,946,035
		103,818,040
	Construction Materials — 0.4%
247,800	US Concrete, Inc.[1,2]	8,819,202
	Containers & Packaging — 1.2%
1,527,637	Graphic Packaging Holding Co.	23,876,966
	Diversified Telecommunication Services — 1.2%
2,635,550	Vonage Holdings Corp.[1]	23,377,329
	Electric Utilities — 1.7%
131,716	Otter Tail Corp.	7,054,709
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS — (Continued)
	Electric Utilities — (Continued)
431,805	Portland General Electric Co.	$26,556,007
		33,610,716
	Electrical Equipment — 1.2%
348,625	EnerSys	25,087,055
	Electronic Equipment, Instruments & Components — 1.7%
142,308	II-VI, Inc.[1,2]	4,788,664
2,119,538	TTM Technologies, Inc.[1]	30,500,152
		35,288,816
	Energy Equipment & Services — 0.5%
943,646	ProPetro Holding Corp.[1]	9,191,112
	Equity Real Estate Investment Trusts — 6.4%
805,434	Hannon Armstrong Sustainable Infrastructure Capital, Inc.[2]	27,457,245
763,231	Hudson Pacific Properties, Inc.	27,735,814
1,884,914	Lexington Realty Trust	20,865,998
1,068,693	Outfront Media, Inc.	31,782,930
892,190	Pebblebrook Hotel Trust	21,162,747
		129,004,734
	Food Products — 1.2%
1,784,938	Hostess Brands, Inc.[1]	23,953,868
	Health Care Equipment & Supplies — 3.7%
299,616	Cantel Medical Corp.[2]	19,493,017
96,745	ICU Medical, Inc.[1]	17,653,060
327,866	Merit Medical Systems, Inc.[1]	11,940,880
320,673	NuVasive, Inc.[1]	24,730,302
		73,817,259
	Health Care Providers & Services — 5.5%
279,919	AMN Healthcare Services, Inc.[1]	18,860,942
516,107	HealthEquity, Inc.[1]	34,094,028
2,309,587	R1 RCM, Inc.[1]	28,869,838
1,341,907	Tivity Health, Inc.[1,2]	29,045,577
		110,870,385
	Health Care Technology — 2.0%
2,178,539	Evolent Health, Inc. - Class A1,2	21,959,673
865,645	Vocera Communications, Inc.[1,2]	19,070,159
		41,029,832
	Hotels, Restaurants & Leisure — 4.6%
1,316,100	Boyd Gaming Corp.	39,285,585
325,810	Dave & Buster’s Entertainment, Inc.	14,387,769
1,309,695	Penn National Gaming, Inc.[1]	39,068,202
		92,741,556
	Household Durables — 2.0%
108,669	Helen of Troy, Ltd.[1]	20,543,875
1,247,732	TRI Pointe Group, Inc.[1]	20,288,122
		40,831,997
	Household Products — 1.5%
640,398	Energizer Holdings, Inc.[2]	29,624,812
	Independent Power & Renewable Electricity Producer — 0.5%
133,480	Ormat Technologies, Inc.	10,579,625
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS — (Continued)
	IT Services — 1.7%
127,250	CACI International, Inc. - Class A1	$34,031,740
	Leisure Product — 1.5%
1,386,016	Callaway Golf Co.	29,688,463
	Life Sciences Tools & Services — 3.5%
583,914	Luminex Corp.	13,246,089
997,776	NeoGenomics, Inc.[1]	32,158,320
416,860	Syneos Health, Inc.[1]	25,578,530
		70,982,939
	Machinery — 4.2%
837,749	Hillenbrand, Inc.	24,319,853
1,071,091	Rexnord Corp.[1]	34,971,121
473,884	Timken Co. (The)	24,893,127
		84,184,101
	Media — 2.1%
345,965	Nexstar Media Group, Inc. - Class A2	41,913,660
	Oil, Gas & Consumable Fuels — 1.5%
2,687,600	Callon Petroleum Co.[1]	8,062,800
407,679	Delek US Holdings, Inc.	11,194,865
824,685	Matador Resources Co.[1,2]	12,098,129
		31,355,794
	Paper & Forest Products — 0.9%
495,789	Boise Cascade Co.	17,947,562
	Pharmaceuticals — 3.0%
1,297,041	Horizon Therapeutics PLC[1]	44,734,944
731,591	Supernus Pharmaceuticals, Inc.[1]	16,731,486
		61,466,430
	Professional Services — 1.3%
378,899	ASGN, Inc.[1]	25,647,673
	Semiconductors & Semiconductor Equipment — 2.7%
549,455	Diodes, Inc.[1]	28,373,856
512,311	Entegris, Inc.	26,517,218
		54,891,074
	Software — 6.9%
597,678	CommVault Systems, Inc.[1]	26,907,464
1,820,195	FireEye, Inc.[1]	29,086,716
298,362	j2 Global, Inc.[2]	28,600,981
407,199	SPS Commerce, Inc.[1]	23,141,119
533,043	Verint Systems, Inc.[1]	30,916,494
		138,652,774
	Textiles, Apparel & Luxury Goods — 1.0%
287,103	Oxford Industries, Inc.	19,924,948
	Thrifts & Mortgage Finance — 1.5%
1,236,728	Radian Group, Inc.	30,287,469
	Trading Companies & Distributors — 0.7%
455,294	Beacon Roofing Supply, Inc.[1]	15,074,784
	TOTAL COMMON STOCKS (Cost $1,799,367,653)	2,008,999,966
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT — 1.1%
$22,938,576	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $22,938,805, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $22,925,000, coupon rate of 2.500%, due 2/28/2021, market value of $23,402,115)	$22,938,576
	TOTAL REPURCHASE AGREEMENT (Cost $22,938,576)	22,938,576
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL — 2.4%
47,725,147	State Street Navigator Securities Lending Government Money Market Portfolio[3]	47,725,147
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $47,725,147)	47,725,147
TOTAL INVESTMENTS (Cost $1,870,031,376)	103.0%	$2,079,663,689
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)	(60,043,914)
NET ASSETS	100.0%	$2,019,619,775

[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Advertising — 1.4%
6,780	Omnicom Group, Inc.	$510,602
	Aerospace & Defense — 2.3%
2,635	General Dynamics Corp.	462,284
1,900	Raytheon Co.	419,786
		882,070
	Airlines — 1.6%
11,110	Southwest Airlines Co.	610,828
	Automotive — 0.8%
12,365	Honda Motor Co., Ltd., Sponsored ADR	316,544
	Banking — 10.3%
7,080	Capital One Financial Corp.	706,584
13,905	Citigroup, Inc.	1,034,671
4,250	M&T Bank Corp.	716,210
4,695	PNC Financial Services Group, Inc. (The)	697,442
9,375	State Street Corp.	709,032
		3,863,939
	Beverages, Food & Tobacco — 5.3%
17,360	Archer-Daniels-Midland Co.	777,034
5,955	JM Smucker Co. (The)	616,998
7,415	Tyson Foods, Inc. - Class A	612,701
		2,006,733
	Chemicals — 1.1%
5,275	LyondellBasell Industries N.V. - Class A	410,711
	Commercial Services — 1.0%
11,725	eBay, Inc.	393,491
	Computer Software & Processing — 1.5%
7,885	Amdocs, Ltd.	567,326
	Electric Utilities — 9.7%
8,020	Duke Energy Corp.	782,993
12,980	Exelon Corp.	617,718
20,705	PPL Corp.	749,314
12,555	Public Service Enterprise Group, Inc.	743,256
10,455	Southern Co. (The)	736,032
		3,629,313
	Electronic Technology — 1.5%
1,830	Lam Research Corp.	545,724
	Electronics — 3.2%
18,590	Intel Corp.	1,188,459
	Financial Services — 14.9%
3,640	Ameriprise Financial, Inc.	602,092
43,100	Bank of America Corp.	1,414,973
1,410	BlackRock, Inc.	743,563
12,600	JPMorgan Chase & Co.	1,667,736
5,050	Mid-America Apartment Communities, Inc.	692,911
2,175	Public Storage	486,678
		5,607,953
	Forest Products & Paper — 1.2%
11,215	Westrock Co.	437,385
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Heavy Machinery — 5.1%
4,185	Caterpillar, Inc.	$549,700
4,000	Cummins, Inc.	639,880
7,700	Eaton Corp. PLC	727,419
		1,916,999
	Insurance — 3.9%
9,260	Aflac, Inc.	477,538
5,215	Allstate Corp. (The)	618,186
7,620	MetLife, Inc.	378,790
		1,474,514
	Media - Broadcasting & Publishing — 2.7%
11,125	Comcast Corp. - Class A	480,489
18,875	Discovery, Inc. - Class A1,2	552,282
		1,032,771
	Metals & Mining — 1.1%
3,650	Reliance Steel & Aluminum Co.	419,020
	Oil & Gas — 8.8%
13,100	Cimarex Energy Co.	574,959
11,310	ConocoPhillips	672,153
6,800	EOG Resources, Inc.	495,788
3,240	Pioneer Natural Resources Co.	437,400
11,845	Total SA, Sponsored ADR	575,549
6,635	Valero Energy Corp.	559,397
		3,315,246
	Pharmaceuticals — 13.7%
1,485	Amgen, Inc.	320,834
9,040	Bristol-Myers Squibb Co.	569,068
9,250	Cardinal Health, Inc.	473,692
3,199	Cigna Corp.[1]	615,424
9,250	Johnson & Johnson	1,377,047
7,765	Merck & Co., Inc.	663,442
30,500	Pfizer, Inc.	1,135,820
		5,155,327
	Real Estate Investment Trusts — 1.9%
7,765	Lamar Advertising Co. - Class A	720,670
	Retailers — 1.0%
355	AutoZone, Inc.[1]	375,576
	Technology — 1.3%
10,425	Cisco Systems, Inc.	479,237
	Telecommunications — 2.7%
27,407	AT&T, Inc.	1,031,051
	Textiles, Clothing & Fabrics — 1.0%
3,295	Ralph Lauren Corp.	373,982
	Transportation — 0.9%
7,805	Carnival Corp.	339,752
	TOTAL COMMON STOCKS (Cost $32,014,161)	37,605,223
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
327,180	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$327,180
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $327,180)		327,180
TOTAL INVESTMENTS (Cost $32,341,341)	100.8%	$37,932,403
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(309,371)
NET ASSETS	100.0%	$37,623,032

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Air Freight & Logistics — 1.3%
4,427	CH Robinson Worldwide, Inc.	$319,718
	Banks — 4.6%
5,492	Comerica, Inc.	335,891
2,690	PNC Financial Services Group, Inc. (The)	399,599
7,140	Truist Financial Corp.	368,210
		1,103,700
	Beverages — 2.1%
3,535	PepsiCo, Inc.	502,041
	Biotechnology — 2.4%
2,686	Amgen, Inc.	580,310
	Capital Markets — 6.5%
1,696	Ameriprise Financial, Inc.	280,535
847	BlackRock, Inc.	446,666
3,815	Northern Trust Corp.	373,145
3,460	T Rowe Price Group, Inc.	462,014
		1,562,360
	Chemicals — 2.9%
1,624	Air Products & Chemicals, Inc.	387,665
4,520	RPM International, Inc.	322,592
		710,257
	Communications Equipment — 3.0%
15,705	Cisco Systems, Inc.	721,959
	Distributors — 1.5%
3,745	Genuine Parts Co.	350,420
	Diversified Telecommunication Services — 1.5%
6,252	Verizon Communications, Inc.	371,619
	Electric Utilities — 5.4%
5,015	Evergy, Inc.	361,882
6,645	OGE Energy Corp.	304,673
2,545	Pinnacle West Capital Corp.	248,621
5,636	Southern Co. (The)	396,775
		1,311,951
	Electrical Equipment — 3.4%
3,745	Eaton Corp. PLC	353,790
2,475	Rockwell Automation, Inc.	474,359
		828,149
	Electronic Equipment, Instruments & Components — 0.9%
2,405	TE Connectivity, Ltd.	221,693
	Equity Real Estate Investment Trusts — 2.7%
7,070	Lamar Advertising Co. - Class A	656,167
	Food Products — 3.8%
2,755	Hershey Co. (The)	427,494
10,255	Hormel Foods Corp.[1]	484,651
		912,145
	Health Care Providers & Services — 2.0%
4,455	Quest Diagnostics, Inc.	493,035
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 4.3%
3,325	McDonald’s Corp.	$711,450
3,960	Starbucks Corp.	335,927
		1,047,377
	Household Products — 3.6%
2,337	Clorox Co. (The)	367,633
6,969	Colgate-Palmolive Co.	514,173
		881,806
	Industrial Conglomerates — 1.8%
2,690	3M Co.	426,795
	Insurance — 4.5%
6,920	Aflac, Inc.	356,864
3,243	Allstate Corp. (The)	384,425
6,505	Principal Financial Group, Inc.	344,440
		1,085,729
	IT Services — 4.8%
1,190	Accenture PLC - Class A	244,200
10,825	Paychex, Inc.	928,460
		1,172,660
	Machinery — 4.8%
2,132	Cummins, Inc.	341,056
2,666	Illinois Tool Works, Inc.	466,496
2,217	Snap-on, Inc.	353,900
		1,161,452
	Media — 2.9%
7,980	Comcast Corp. - Class A	344,656
4,740	Omnicom Group, Inc.	356,970
		701,626
	Multi-Utilities — 2.6%
2,335	DTE Energy Co.	309,644
5,510	Public Service Enterprise Group, Inc.	326,192
		635,836
	Oil, Gas & Consumable Fuels — 5.2%
2,050	Chevron Corp.	219,637
6,925	ConocoPhillips	411,553
4,315	Marathon Petroleum Corp.	235,167
4,520	Valero Energy Corp.	381,081
		1,247,438
	Pharmaceuticals — 8.0%
1,764	Eli Lilly & Co.	246,325
5,305	Johnson & Johnson	789,755
5,235	Merck & Co., Inc.	447,278
12,310	Pfizer, Inc.	458,425
		1,941,783
	Semiconductors & Semiconductor Equipment — 8.6%
8,130	Intel Corp.	519,751
820	Lam Research Corp.	244,532
11,815	Maxim Integrated Products, Inc.	710,318
5,090	Texas Instruments, Inc.	614,108
		2,088,709
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 1.2%
1,765	Microsoft Corp.	$300,456
	Specialty Retail — 2.3%
2,405	Home Depot, Inc. (The)	548,581
	Technology Hardware, Storage & Peripherals — 1.1%
4,875	NetApp, Inc.	260,325
	TOTAL COMMON STOCKS (Cost $20,665,902)	24,146,097
Face Amount
REPURCHASE AGREEMENT — 0.4%
$109,878	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $109,879, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $110,000, coupon rate of 2.500%, due 2/28/2021, market value of $112,289)	109,878
	TOTAL REPURCHASE AGREEMENT (Cost $109,878)	109,878
TOTAL INVESTMENTS (Cost $20,775,780)	100.1%	$24,255,975
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(28,213)
NET ASSETS	100.0%	$24,227,762

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 2.4%
22,100	SPDR S&P 500 ETF Trust[1]	$7,110,233
30,000	Vanguard S&P 500 ETF[1]	8,870,700
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	15,980,933
Face Amount
U.S. TREASURY BILL* — 21.5%
$143,500,000	U.S. Treasury Bills, 1.515% due 04/9/20[1]	143,096,166
	TOTAL U.S. TREASURY BILL (Cost $143,090,748)	143,096,166
REPURCHASE AGREEMENT* — 0.3%
1,907,864	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $1,907,884, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $1,910,000, coupon rate of 2.500%, due 2/28/2021, market value of $1,949,751)	1,907,864
	TOTAL REPURCHASE AGREEMENT (Cost $1,907,864)	1,907,864
TOTAL PURCHASED OPTIONS (Cost $1,135,767,600)	172.6%	1,150,725,938
TOTAL INVESTMENTS (Cost $1,287,196,821)	196.8%	$1,311,710,901
LIABILITIES IN EXCESS OF OTHER ASSETS	(96.8)	(645,183,183)
NET ASSETS[2]	100.0%	$666,527,718

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $3,749,778 is pledged as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/20/20	USD	5,175	$1,669,206,600	$1,150,376,625	$1,135,400,175	$14,976,450
PUTS:
S&P 500 Index	OCC**	2,000.00	03/20/20	USD	5,175	1,669,206,600	349,313	367,425	(18,112)
TOTAL PURCHASED OPTIONS						$3,338,413,200	$1,150,725,938	$1,135,767,600	$14,958,338
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	03/20/20	USD	5,175	(1,669,206,600)	(634,066,875)	(621,150,075)	(12,916,800)
PUTS:
S&P 500 Index	OCC**	3,050.00	02/21/20	USD	100	(32,255,200)	(118,000)	(220,250)	102,250
S&P 500 Index	OCC**	3,200.00	02/21/20	USD	750	(241,914,000)	(3,071,250)	(1,030,125)	(2,041,125)
S&P 500 Index	OCC**	3,250.00	02/21/20	USD	450	(145,148,400)	(2,673,000)	(959,475)	(1,713,525)
S&P 500 Index	OCC**	3,330.00	02/21/20	USD	100	(32,255,200)	(1,078,500)	(850,105)	(228,395)
S&P 500 Index	OCC**	3,350.00	02/21/20	USD	590	(190,305,680)	(7,330,750)	(3,957,905)	(3,372,845)
S&P 500 Index	OCC**	1,000.00	03/20/20	USD	5,175	(1,669,206,600)	(25,875)	(46,575)	20,700
TOTAL PUTS						$(2,311,085,080)	$(14,297,375)	$(7,064,435)	$(7,232,940)
TOTAL WRITTEN OPTIONS						$(3,980,291,680)	$(648,364,250)	$(628,214,510)	$(20,149,740)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 4.8%
5,700	iShares MSCI Emerging Markets ETF[1]	$240,027
TOTAL EXCHANGE-TRADED FUND (Cost $260,889)		240,027
Face Amount
U.S. TREASURY BILL* — 28.4%
$1,410,000	U.S. Treasury Bills, 1.515% due 04/9/20[1]	1,406,032
TOTAL U.S. TREASURY BILL (Cost $1,405,974)		1,406,032
TOTAL PURCHASED OPTIONS (Cost $8,334,879)	165.9%	8,227,413
TOTAL INVESTMENTS (Cost $10,001,742)	199.1%	$9,873,472
LIABILITIES IN EXCESS OF OTHER ASSETS	(99.1)	(4,915,424)
NET ASSETS	100.0%	$4,958,048

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/20/20	USD	37	$11,934,424	$8,224,915	$8,333,362	$(108,447)
PUTS:
S&P 500 Index	OCC**	2,000.00	03/20/20	USD	37	11,934,424	2,498	1,517	980
TOTAL PURCHASED OPTIONS						$23,868,848	$8,227,413	$8,334,879	$(107,467)
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	03/20/20	USD	37	(11,934,424)	(4,533,425)	(4,649,383)	115,958
PUTS:
iShares MSCI Emerging Market ETF	OCC**	47.00	02/21/20	USD	53	(234,101)	(25,705)	(6,546)	(19,159)
iShares MSCI EAFE ETF	OCC**	69.00	02/21/20	USD	250	(1,195,250)	(42,750)	(8,125)	(34,625)
Russell 2000 Index	OCC**	1,700.00	02/21/20	USD	3	(484,218)	(24,990)	(7,695)	(17,295)
S&P 500 Index	OCC**	3,325.00	02/21/20	USD	7	(2,257,864)	(72,730)	(36,595)	(36,135)
S&P 500 Index	OCC**	1,000.00	03/20/20	USD	37	(11,934,424)	(185)	(148)	(37)
TOTAL PUTS						$(16,105,857)	$(166,360)	$(59,109)	$(107,251)
TOTAL WRITTEN OPTIONS						$(28,040,281)	$(4,699,785)	$(4,708,492)	$8,707

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 48.2%
	Aerospace & Defense — 0.2%
221	Vectrus, Inc.[1,2]	$12,321
	Airlines — 0.6%
309	Southwest Airlines Co.[2]	16,989
208	United Airlines Holdings, Inc.[1,2]	15,558
		32,547
	Automobiles — 0.5%
3,109	Ford Motor Co.[2]	27,421
	Banks — 3.7%
937	Bank of America Corp.[2]	30,762
838	Bank OZK[2]	22,777
571	Cadence BanCorp[2]	8,925
746	Citizens Financial Group, Inc.[2]	27,811
384	East West Bancorp, Inc.[2]	17,602
2,435	First BanCorp[2]	22,572
1,027	First Hawaiian, Inc.[2]	29,845
817	First Horizon National Corp.[2]	13,072
2,259	FNB Corp.[2]	26,362
620	Umpqua Holdings Corp.[2]	10,478
		210,206
	Capital Markets — 1.0%
907	Federated Investors, Inc. - Class B2	32,861
216	SEI Investments Co.[2]	14,096
594	Waddell & Reed Financial, Inc. - Class A2	9,492
		56,449
	Chemicals — 1.0%
1,111	Huntsman Corp.[2]	22,842
164	Innospec, Inc.[2]	16,520
1,004	Olin Corp.[2]	14,929
		54,291
	Commercial Services & Supplies — 2.4%
648	ABM Industries, Inc.[2]	24,715
409	Brady Corp. - Class A2	22,646
490	Herman Miller, Inc.[2]	18,938
1,591	Steelcase, Inc. - Class A2	29,609
464	Tetra Tech, Inc.[2]	39,718
		135,626
	Construction & Engineering — 1.9%
899	AECOM[1,2]	43,359
389	EMCOR Group, Inc.[2]	31,964
771	Quanta Services, Inc.[2]	30,185
		105,508
	Consumer Finance — 1.8%
1,031	Ally Financial, Inc.[2]	33,023
134	Capital One Financial Corp.[2]	13,373
2,485	SLM Corp.[2]	27,136
861	Synchrony Financial[2]	27,905
		101,437
	Diversified Consumer Services — 0.9%
318	frontdoor, Inc.[1,2]	13,540
1,189	H&R Block, Inc.[2]	27,585
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — (Continued)
240	Service Corp. International[2]	$11,508
		52,633
	Diversified Financial Services — 1.1%
1,187	Equitable Holdings, Inc.[2]	28,512
555	Voya Financial, Inc.[2]	33,150
		61,662
	Electric Utilities — 1.6%
658	OGE Energy Corp.[2]	30,170
842	PPL Corp.[2]	30,472
418	Southern Co. (The)[2]	29,427
		90,069
	Electrical Equipment — 0.3%
147	AMETEK, Inc.[2]	14,281
	Electronic Equipment, Instruments & Components — 0.9%
1,234	Knowles Corp.[1,2]	24,347
843	Sanmina Corp.[1,2]	26,841
		51,188
	Energy Equipment & Services — 0.7%
706	Apergy Corp.[1,2]	18,257
475	Baker Hughes Co.[2]	10,289
2,200	Exterran Corp.[1,2]	11,880
		40,426
	Equity Real Estate Investment Trusts — 3.4%
638	American Assets Trust, Inc.[2]	29,067
902	CubeSmart[2]	28,566
755	Gaming and Leisure Properties, Inc.[2]	35,678
1,131	Host Hotels & Resorts, Inc.[2]	18,481
860	National Storage Affiliates Trust[2]	29,369
626	Service Properties Trust[2]	13,509
859	STORE Capital Corp.[2]	33,716
		188,386
	Food & Staples Retailing — 0.2%
317	US Foods Holding Corp.[1,2]	12,734
	Food Products — 1.1%
491	General Mills, Inc.[2]	25,640
220	Lamb Weston Holdings, Inc.[2]	20,088
188	Tyson Foods, Inc. - Class A2	15,535
		61,263
	Health Care Equipment & Supplies — 0.9%
716	Avanos Medical, Inc.[1,2]	19,719
2,166	SeaSpine Holdings Corp.[1,2]	31,970
		51,689
	Health Care Providers & Services — 1.8%
597	Cardinal Health, Inc.[2]	30,572
454	Centene Corp.[1,2]	28,516
1,847	Select Medical Holdings Corp.[1,2]	42,186
		101,274
	Health Care Technology — 0.4%
806	HMS Holdings Corp.[1,2]	22,020
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 0.7%
500	Hilton Grand Vacations, Inc.[1,2]	$15,955
589	Yum China Holdings, Inc.[2]	25,368
		41,323
	Household Durables — 0.3%
388	PulteGroup, Inc.[2]	17,324
	Household Products — 0.1%
58	Procter & Gamble Co. (The)[2]	7,228
	Independent Power & Renewable Electricity Producer — 0.6%
1,607	AES Corp.[2]	31,915
	Insurance — 1.9%
493	Athene Holding, Ltd. - Class A1,2	21,475
323	Globe Life, Inc.[2]	33,676
498	MetLife, Inc.[2]	24,755
1,165	Old Republic International Corp.[2]	26,271
		106,177
	Internet & Direct Marketing Retail — 0.3%
526	eBay, Inc.[2]	17,653
	IT Services — 1.5%
396	Akamai Technologies, Inc.[1,2]	36,967
184	Leidos Holdings, Inc.[2]	18,486
234	PayPal Holdings, Inc.[1,2]	26,650
		82,103
	Life Sciences Tools & Services — 0.8%
498	Medpace Holdings, Inc.[1,2]	42,604
	Machinery — 2.0%
243	AGCO Corp.[2]	17,044
472	ITT, Inc.[2]	31,662
1,014	Rexnord Corp.[1,2]	33,107
281	Watts Water Technologies, Inc. - Class A2	28,018
		109,831
	Media — 1.0%
610	Comcast Corp. - Class A2	26,346
165	DISH Network Corp. - Class A1,2	6,065
676	Fox Corp. - Class A2	25,066
		57,477
	Metals & Mining — 0.7%
135	Kaiser Aluminum Corp.[2]	13,520
878	Steel Dynamics, Inc.[2]	26,235
		39,755
	Mortgage Real Estate Investment Trust — 0.5%
1,301	PennyMac Mortgage Investment Trust[2]	30,248
	Multi-Utilities — 0.4%
890	CenterPoint Energy, Inc.[2]	23,567
	Oil, Gas & Consumable Fuels — 1.5%
1,498	California Resources Corp.[1,3]	10,995
539	Marathon Petroleum Corp.[2]	29,375
245	Phillips 66[2]	22,386
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
565	World Fuel Services Corp.[2]	$22,103
		84,859
	Paper & Forest Products — 0.4%
564	Domtar Corp.[2]	19,639
	Pharmaceuticals — 0.7%
282	Bristol-Myers Squibb Co.[2]	17,752
696	Elanco Animal Health, Inc.[1,2]	21,506
		39,258
	Professional Services — 0.9%
650	Korn Ferry[2]	26,637
454	Robert Half International, Inc.[2]	26,409
		53,046
	Real Estate Management & Development — 0.3%
247	CBRE Group, Inc. - Class A1,2	15,079
	Road & Rail — 0.5%
1,864	Hertz Global Holdings, Inc.[1,2]	29,377
	Semiconductors & Semiconductor Equipment — 1.4%
778	Diodes, Inc.[1,2]	40,176
113	Intel Corp.[2]	7,224
461	Teradyne, Inc.[2]	30,421
		77,821
	Software — 0.8%
802	ACI Worldwide, Inc.[1,2]	27,629
586	NortonLifeLock, Inc.[2]	16,654
		44,283
	Specialty Retail — 1.4%
160	Aaron’s, Inc.[2]	9,498
652	Dick’s Sporting Goods, Inc.[2]	28,838
571	Penske Automotive Group, Inc.[2]	26,820
234	TJX Cos., Inc. (The)[2]	13,815
		78,971
	Technology Hardware, Storage & Peripherals — 1.0%
1,647	Hewlett Packard Enterprise Co.[2]	22,943
878	Xerox Holdings Corp.[2]	31,230
		54,173
	Textiles, Apparel & Luxury Goods — 0.4%
612	Skechers U.S.A., Inc. - Class A1,2	22,883
	Thrifts & Mortgage Finance — 1.2%
637	Essent Group, Ltd.[2]	31,602
1,345	Radian Group, Inc.[2]	32,939
		64,541
	Trading Companies & Distributors — 0.5%
580	WESCO International, Inc.[1,2]	28,078
	TOTAL COMMON STOCKS (Cost $2,430,599)	2,702,644
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
U.S. TREASURY BILL — 24.9%
$1,400,000	U.S. Treasury Bills, 1.515% due 04/9/20[4]	$1,396,060
	TOTAL U.S. TREASURY BILL (Cost $1,396,008)	1,396,060
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
11,235	State Street Navigator Securities Lending Government Money Market Portfolio[5]	11,235
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,235)	11,235
TOTAL PURCHASED OPTIONS (Cost $5,486,800)	99.0%	5,559,063
TOTAL LONG INVESTMENTS (Cost $9,324,642)	172.3%	$9,669,002
Shares
COMMON STOCKS SOLD SHORT — (43.8)%
	Aerospace & Defense — (0.4)%
(70)	Boeing Co. (The)	(22,279)
	Air Freight & Logistics — (0.4)%
(152)	FedEx Corp.	(21,985)
	Automobiles — (0.5)%
(378)	Thor Industries, Inc.	(30,437)
	Banks — (3.9)%
(266)	First Republic Bank	(29,494)
(628)	Glacier Bancorp, Inc.	(26,608)
(343)	Independent Bank Corp.	(24,765)
(273)	Park National Corp.	(25,927)
(1,560)	People’s United Financial, Inc.	(24,055)
(330)	Southside Bancshares, Inc.	(11,576)
(601)	TCF Financial Corp.	(25,410)
(499)	Truist Financial Corp.	(25,734)
(735)	WesBanco, Inc.	(24,343)
		(217,912)
	Beverages — (0.5)%
(515)	Molson Coors Beverage Co. - Class B	(28,624)
	Building Products — (0.4)%
(98)	Lennox International, Inc.	(22,832)
	Capital Markets — (2.0)%
(4,488)	BGC Partners, Inc. - Class A	(25,896)
(438)	Cohen & Steers, Inc.	(32,403)
(85)	FactSet Research Systems, Inc.	(24,319)
(175)	Morningstar, Inc.	(27,456)
		(110,074)
	Chemicals — (2.2)%
(349)	Ashland Global Holdings, Inc.	(25,819)
(415)	DuPont de Nemours, Inc.	(21,240)
(220)	International Flavors & Fragrances, Inc.	(28,844)
(1,089)	Mosaic Co. (The)	(21,606)
(394)	WR Grace & Co.	(26,540)
		(124,049)
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Commercial Services & Supplies — (2.4)%
(789)	Casella Waste Systems, Inc. - Class A1	$(40,389)
(1,863)	Covanta Holding Corp.	(27,908)
(612)	Stericycle, Inc.[1]	(38,360)
(230)	Waste Management, Inc.	(27,991)
		(134,648)
	Communications Equipment — (0.3)%
(93)	Motorola Solutions, Inc.	(16,461)
	Construction & Engineering — (0.5)%
(1,399)	WillScot Corp.[1]	(26,371)
	Consumer Finance — (0.4)%
(429)	Nelnet, Inc. - Class A	(24,565)
	Distributors — (0.4)%
(253)	Genuine Parts Co.	(23,673)
	Electric Utilities — (0.5)%
(552)	PNM Resources, Inc.	(29,935)
	Electrical Equipment — (0.6)%
(623)	Vicor Corp.[1]	(31,181)
	Electronic Equipment, Instruments & Components — (0.5)%
(144)	Littelfuse, Inc.	(25,475)
	Equity Real Estate Investment Trusts — (3.3)%
(836)	Acadia Realty Trust	(20,750)
(174)	Alexandria Real Estate Equities, Inc.	(28,397)
(102)	Digital Realty Trust, Inc.	(12,545)
(3,491)	Diversified Healthcare Trust	(26,950)
(590)	PotlatchDeltic Corp.	(25,370)
(520)	Taubman Centers, Inc.	(13,738)
(396)	Vornado Realty Trust	(26,045)
(984)	Washington Real Estate Investment Trust	(29,953)
		(183,748)
	Food Products — (1.0)%
(185)	Hershey Co. (The)	(28,706)
(409)	Kellogg Co.	(27,898)
		(56,604)
	Gas Utilities — (0.7)%
(272)	New Jersey Resources Corp.	(11,239)
(410)	Northwest Natural Holding Co.	(30,086)
		(41,325)
	Health Care Equipment & Supplies — (2.1)%
(109)	Becton Dickinson & Co.	(29,994)
(86)	Danaher Corp.	(13,835)
(202)	LivaNova PLC[1]	(13,730)
(885)	Merit Medical Systems, Inc.[1]	(32,232)
(172)	ResMed, Inc.	(27,343)
		(117,134)
	Health Care Providers & Services — (0.8)%
(236)	Five Star Senior Living, Inc.[1]	(1,069)
(813)	MEDNAX, Inc.[1]	(18,756)
(195)	Universal Health Services, Inc.- Class B	(26,736)
		(46,561)
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Hotels, Restaurants & Leisure — (1.5)%
(438)	Cheesecake Factory, Inc. (The)	$(16,819)
(314)	Choice Hotels International, Inc.	(31,463)
(58)	Vail Resorts, Inc.	(13,602)
(195)	Wynn Resorts, Ltd.	(24,601)
		(86,485)
	Household Products — (1.0)%
(173)	Clorox Co. (The)	(27,215)
(363)	Colgate-Palmolive Co.	(26,782)
		(53,997)
	Industrial Conglomerates — (0.4)%
(132)	3M Co.	(20,943)
	Insurance — (1.5)%
(34)	Alleghany Corp.[1]	(27,121)
(578)	Mercury General Corp.	(28,374)
(632)	United Fire Group, Inc.	(27,972)
		(83,467)
	Life Sciences Tools & Services — (0.8)%
(144)	Bio-Techne Corp.	(30,236)
(58)	Waters Corp.[1]	(12,980)
		(43,216)
	Machinery — (2.0)%
(254)	Deere & Co.	(40,279)
(461)	Greenbrier Cos., Inc. (The)	(11,105)
(222)	Middleby Corp. (The)[1]	(24,900)
(203)	Nordson Corp.	(34,279)
(7)	Wabtec Corp.	(517)
		(111,080)
	Mortgage Real Estate Investment Trusts — (1.1)%
(2,948)	Annaly Capital Management, Inc.	(28,772)
(803)	Blackstone Mortgage Trust, Inc. - Class A	(30,675)
		(59,447)
	Multi-line Retail — (0.4)%
(287)	Dollar Tree, Inc.[1]	(24,989)
	Oil, Gas & Consumable Fuels — (2.1)%
(926)	Apache Corp.	(25,409)
(399)	Cheniere Energy, Inc.[1]	(23,637)
(248)	Exxon Mobil Corp.	(15,406)
(1,317)	Kinder Morgan, Inc.	(27,486)
(1,260)	Noble Energy, Inc.	(24,910)
		(116,848)
	Professional Services — (0.5)%
(192)	Equifax, Inc.	(28,781)
	Road & Rail — (1.0)%
(75)	AMERCO	(27,845)
(256)	JB Hunt Transport Services, Inc.	(27,630)
		(55,475)
	Semiconductors & Semiconductor Equipment — (1.6)%
(836)	Advanced Micro Devices, Inc.[1]	(39,292)
(543)	Cree, Inc.[1]	(25,244)
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
(271)	Microchip Technology, Inc.	$(26,417)
		(90,953)
	Software — (2.3)%
(391)	Altair Engineering, Inc. - Class A1	(14,447)
(170)	Autodesk, Inc.[1]	(33,464)
(215)	Pegasystems, Inc.	(18,535)
(297)	PTC, Inc.[1]	(24,687)
(117)	Tyler Technologies, Inc.[1]	(37,871)
		(129,004)
	Specialty Retail — (0.8)%
(23)	AutoZone, Inc.[1]	(24,333)
(373)	Monro, Inc.	(23,387)
		(47,720)
	Textiles, Apparel & Luxury Goods — (0.4)%
(346)	Oxford Industries, Inc.	(24,012)
	Thrifts & Mortgage Finance — (0.4)%
(1,922)	Kearny Financial Corp.	(23,737)
	Trading Companies & Distributors — (0.5)%
(417)	Kaman Corp.	(25,737)
	Water Utilities — (1.7)%
(313)	American States Water Co.	(27,719)
(536)	California Water Service Group	(28,172)
(770)	Essential Utilities, Inc.	(39,994)
		(95,885)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(2,403,918))	(2,457,649)
TOTAL SHORT INVESTMENTS (Proceeds $(2,403,918))	(43.8)%	$(2,457,649)
TOTAL INVESTMENTS (Cost $6,920,724)	128.5%	$7,211,353
LIABILITIES IN EXCESS OF OTHER ASSETS	(28.5)	(1,598,393)
NET ASSETS[6]	100.0%	$5,612,960

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $3,104,061.
[3]	Securities or partial securities on loan. See Note 1.
[4]	All or a portion of this security is held as collateral for written options.
[5]	Represents an investment of securities lending cash collateral.
[6]	Cash in the amount of $2,307 is pledged as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/20/20	USD	25	$8,063,800	$5,557,375	$5,485,025	$72,350
PUTS:
S&P 500 Index	OCC**	2,000.00	03/20/20	USD	25	8,063,800	1,688	1,775	(87)
TOTAL PURCHASED OPTIONS						$16,127,600	$5,559,063	$5,486,800	$72,263
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	03/20/20	USD	25	(8,063,800)	(3,063,125)	(3,000,725)	(62,400)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	42.00	03/20/20	USD	64	(282,688)	(7,520)	(3,424)	(4,096)
iShares MSCI EAFE ETF	OCC**	66.00	03/20/20	USD	170	(812,770)	(13,600)	(9,435)	(4,165)
iShares 20 Year Treasury Bond	OCC**	129.00	03/20/20	USD	150	(2,188,500)	(1,200)	(10,698)	9,498
iShares 20 Year Treasury Bond	OCC**	140.00	03/20/20	USD	50	(729,500)	(3,975)	(26,224)	22,249
S&P 500 Index	OCC**	1,000.00	03/20/20	USD	25	(8,063,800)	(125)	(225)	100
Russell 2000 Index	OCC**	1,575.00	03/20/20	USD	2	(322,812)	(5,590)	(4,305)	(1,285)
S&P 500 Index	OCC**	3,025.00	03/20/20	USD	4	(1,290,208)	(10,920)	(13,065)	2,145
TOTAL PUTS						$(13,690,278)	$(42,930)	$(67,376)	$24,446
TOTAL WRITTEN OPTIONS						$(21,754,078)	$(3,106,055)	$(3,068,101)	$(37,954)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 20.1%
	Federal Home Loan Bank — 5.5%
$6,000,000	2.000% due 12/11/24	$6,014,690
15,000,000	2.750% due 12/13/24	15,966,576
4,000,000	5.500% due 7/15/36	5,862,822
		27,844,088
	Federal Home Loan Mortgage Corporation — 4.0%
20,000,000	2.375% due 1/13/22	20,380,458
	Federal National Mortgage Association — 10.6%
10,000,000	2.000% due 10/5/22	10,171,983
10,000,000	2.625% due 9/6/24	10,553,690
7,960,000	2.125% due 4/24/26	8,258,761
10,000,000	1.875% due 9/24/26	10,212,356
5,000,000	6.625% due 11/15/30	7,348,706
5,000,000	5.625% due 7/15/37	7,571,050
		54,116,546
	TOTAL AGENCY NOTES (Cost $99,386,048)	102,341,092
MORTGAGE-BACKED SECURITIES*,1 — 32.5%
	Federal Home Loan Mortgage Corporation — 9.5%
19,814	# G12342, 5.500% due 8/1/21	20,058
12,471	# J03604, 5.500% due 10/1/21	12,682
6,717	# J03649, 5.500% due 10/1/21	6,805
27,563	# J03536, 5.500% due 11/1/21	27,677
13,218	# G18163, 5.500% due 1/1/22	13,527
59,637	# G13396, 5.500% due 12/1/23	61,561
41,107	# D78677, 8.000% due 3/1/27	41,917
100,283	# C00742, 6.500% due 4/1/29	112,492
3,444,575	# J38111, 3.000% due 12/1/32	3,578,600
28,816	# A68937, 6.000% due 11/1/37	32,231
244,547	# A69653, 5.500% due 12/1/37	274,112
306,427	# A73370, 5.000% due 2/1/38	339,499
281,022	# A90421, 4.500% due 12/1/39	307,318
428,023	# A92890, 4.500% due 7/1/40	468,040
1,337,116	# A97620, 4.500% due 3/1/41	1,462,027
2,504,194	# C03770, 3.500% due 2/1/42	2,649,857
1,076,042	# Q07651, 3.500% due 4/1/42	1,135,370
2,964,022	# Q41208, 3.500% due 6/1/46	3,107,420
3,396,269	# Q45735, 3.000% due 1/1/47	3,505,045
10,540,317	# Q46279, 3.500% due 2/1/47	11,001,250
9,494,732	# Q47596, 4.000% due 4/1/47	10,041,262
9,958,644	# QA5249, 3.000% due 12/1/49	10,191,145
		48,389,895
	Federal National Mortgage Association — 22.8%
741	# 125275, 7.000% due 3/1/24	779
481,983	# AH6827, 4.000% due 3/1/26	505,264
365,602	# AI1657, 4.000% due 4/1/26	382,849
735,524	# AB3900, 3.000% due 11/1/26	758,793
18,067	# 373328, 8.000% due 3/1/27	18,102
989,209	# AK4751, 3.000% due 4/1/27	1,022,385
12,799	# 390895, 8.000% due 6/1/27	12,934
1,938,172	# AO0533, 3.000% due 6/1/27	1,999,488
39,189	# 397602, 8.000% due 8/1/27	41,232
665	# 499335, 6.500% due 8/1/29	737
4,234	# 252806, 7.500% due 10/1/29	4,917
228	# 523497, 7.500% due 11/1/29	255
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$5,418,508	# BC2462, 3.000% due 2/1/31	$5,581,754
1,771	# 588945, 7.000% due 6/1/31	1,938
8,820,719	# AS7429, 2.500% due 6/1/31	8,998,890
51,859	# 607862, 7.000% due 9/1/31	57,064
3,382	# 656872, 6.500% due 8/1/32	3,749
8,027,375	# MA3391, 3.000% due 6/1/33	8,291,884
149,387	# 789856, 6.000% due 8/1/34	171,175
4,927,134	# MA3865, 3.000% due 12/1/34	5,080,791
56,927	# 829202, 5.000% due 7/1/35	63,099
108,416	# 826586, 5.000% due 8/1/35	120,405
25,637	# 256216, 7.000% due 4/1/36	30,990
132,253	# 898412, 5.000% due 10/1/36	146,147
10,069	# 910894, 5.000% due 2/1/37	10,803
18,495	# 912456, 6.500% due 3/1/37	20,642
336,808	# 973241, 5.000% due 3/1/38	372,839
96,633	# 975593, 5.000% due 6/1/38	106,755
107,140	# 257573, 5.500% due 2/1/39	120,060
415,302	# AD7128, 4.500% due 7/1/40	453,699
4,286,236	# AH1568, 4.500% due 12/1/40	4,685,040
1,859,172	# AH6991, 4.000% due 1/1/41	2,002,635
861,314	# AH4004, 4.500% due 3/1/41	932,287
1,008,081	# AH8351, 4.000% due 3/1/41	1,085,852
853,248	# AJ1315, 4.000% due 9/1/41	919,133
1,158,236	# AI8779, 4.000% due 11/1/41	1,247,943
1,867,112	# AJ5958, 4.000% due 12/1/41	2,009,176
828,897	# AK5070, 3.500% due 3/1/42	874,508
3,324,429	# AK5426, 3.500% due 3/1/42	3,513,874
5,285,030	# AT7682, 3.500% due 6/1/43	5,636,169
4,990,087	# AS6326, 3.500% due 12/1/45	5,222,680
5,470,790	# AS6881, 3.500% due 3/1/46	5,728,234
5,108,780	# BC0960, 4.000% due 6/1/46	5,430,936
5,895,284	# AS8966, 4.000% due 3/1/47	6,192,129
6,020,985	# AS9988, 4.500% due 7/1/47	6,427,246
6,573,747	# MA3210, 3.500% due 12/1/47	6,856,208
7,709,617	# BJ9251, 3.500% due 6/1/48	7,998,713
4,513,447	# BK4718, 4.000% due 9/1/48	4,719,227
9,932,568	# MA3871, 3.000% due 12/1/49	10,160,036
		116,022,445
	Government National Mortgage Association — 0.2%
4,595	# 464049, 7.000% due 7/15/28	4,767
11,311	# 476259, 7.000% due 8/15/28	11,334
7,680	# 485264, 7.500% due 2/15/31	7,762
16,406	# 559304, 7.000% due 9/15/31	17,269
238,042	# 651859, 5.000% due 6/15/36	265,931
151,687	# 782150, 5.500% due 4/15/37	170,265
29,268	# 662521, 6.000% due 8/15/37	33,496
54,355	# 677545, 6.000% due 11/15/37	60,546
54,109	# 676291, 6.000% due 12/15/37	60,029
66,973	# 685836, 5.500% due 4/15/38	73,935
358,991	# 698235, 5.000% due 6/15/39	401,251
120,985	# 716655, 5.000% due 8/15/39	130,025
		1,236,610
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $162,302,446)	165,648,950
See Notes to Schedules of Portfolio Investments
68

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 33.2%
	Automotive — 0.8%
$2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	$2,018,320
2,000,000	American Honda Finance Corp., 3.450% due 7/14/23	2,114,791
		4,133,111
	Banking — 15.0%
10,000,000	Bank of America Corp., (3M USD LIBOR + 1.18%), 3.194% due 7/23/30[2]	10,613,309
5,000,000	Bank of America NA, 6.000% due 10/15/36	6,994,888
11,000,000	Citibank NA, 3.650% due 1/23/24	11,759,423
10,533,000	JPMorgan Chase & Co., 4.950% due 3/25/20	10,581,065
8,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	11,854,267
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,185,542
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,930,408
7,000,000	Truist Bank, 3.625% due 9/16/25	7,580,020
		76,498,922
	Beverages, Food & Tobacco — 2.3%
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,306,278
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	6,168,429
		11,474,707
	Communications — 3.5%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	18,007,340
	Computer Software & Processing — 6.7%
11,250,000	Apple, Inc., 4.500% due 2/23/36	14,091,530
8,000,000	Microsoft Corp., 3.450% due 8/8/36	9,039,779
10,750,000	Oracle Corp., 2.400% due 9/15/23	11,021,635
		34,152,944
	Heavy Machinery — 1.1%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,771,229
	Insurance — 1.1%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,363,960
	Pharmaceuticals — 1.0%
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,247,141
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Retailers — 1.7%
$5,325,000	Target Corp., 7.000% due 1/15/38[3]	$8,539,966
	TOTAL CORPORATE NOTES (Cost $156,934,735)	169,189,320
U.S. TREASURY NOTES/BONDS* — 13.0%
11,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	12,865,273
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,751,758
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	11,981,953
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	6,033,008
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	5,772,461
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,778,906
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,344,063
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,669,336
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $60,258,589)	66,196,758
REPURCHASE AGREEMENT* — 0.5%
2,501,579	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $2,501,604, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $2,500,000, coupon rate of 2.500%, due 2/28/2021, market value of $2,552,030)	2,501,579
	TOTAL REPURCHASE AGREEMENT (Cost $2,501,579)	2,501,579
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
666,463	State Street Navigator Securities Lending Government Money Market Portfolio[4]	666,463
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $666,463)	666,463
TOTAL INVESTMENTS (Cost $482,049,860)	99.5%	$506,544,162
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	2,792,489
NET ASSETS	100.0%	$509,336,651

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at January 31, 2020.
[2]	Floating Rate Bond. Rate shown is as of January 31, 2020.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 10.6%
	Automotive — 0.7%
$525,000	American Honda Finance Corp., 2.200% due 6/27/22	$530,705
	Banking — 2.4%
500,000	Citigroup, Inc., 3.875% due 10/25/23	536,460
675,000	JPMorgan Chase & Co., 3.207% due 4/1/23	694,839
500,000	KeyBank NA, 2.500% due 11/22/21	507,997
		1,739,296
	Computer Software & Processing — 0.8%
550,000	Apple, Inc., 2.250% due 2/23/21[1]	553,283
	Health Care Services — 1.0%
700,000	CommonSpirit Health, 2.760% due 10/1/24	723,167
	Heavy Machinery — 1.8%
710,000	Caterpillar Financial Services Corp., 2.150% due 11/8/24	720,855
525,000	John Deere Capital Corp., 3.125% due 9/10/21	537,205
		1,258,060
	Insurance — 1.0%
670,000	Aflac, Inc., 3.625% due 6/15/23	715,304
	Semiconductors — 1.5%
500,000	Applied Materials, Inc., 4.300% due 6/15/21	518,403
550,000	QUALCOMM, Inc., 2.250% due 5/20/20	550,861
		1,069,264
	Telecommunications — 0.7%
525,000	Cisco Systems, Inc., 1.850% due 9/20/21	527,087
	Transportation — 0.7%
525,000	United Parcel Service, Inc., 2.050% due 4/1/21	527,534
	TOTAL CORPORATE NOTES (Cost $7,604,505)	7,643,700
MUNICIPAL BONDS* — 74.7%
	Alabama — 1.1%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	255,760
535,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	554,934
		810,694
	Alaska — 1.1%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	306,036
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Alaska — (Continued)
$490,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	$498,232
		804,268
	Arizona — 1.0%
250,000	City of Phoenix Civic Improvement Corporation Airport, AMT, Junior Line Airport, Revenue Bonds, Series B, 5.000% due 7/1/23	282,213
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	438,276
		720,489
	California — 1.2%
350,000	City of Los Angeles, CA, Department of Airports, Airports, Revenue Bonds, Series D, 5.000% due 5/15/23	395,014
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	217,564
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	258,675
		871,253
	Colorado — 0.7%
200,000	City and County of Denver Co. Airport, Revenue Bonds, Variable Refunding, Govermental, Series D, 5.000% due 11/15/31	221,636
125,000	Colorado, ST, Housing and Finance Authority, Revenue Bonds, AMT-Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22[2]	125,191
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	153,888
		500,715
	Connecticut — 2.3%
	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A:
500,000	5.000% due 7/1/24	579,545
750,000	1.100% due 7/1/48[2]	752,138
285,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	311,066
		1,642,749
	District Of Columbia — 1.6%
1,000,000	Metropolitan Washington, DC, Airports Authority, Airport System, Revenue Bonds, AMT-Forward Delivery, Refunding, Series A, 5.000% due 10/1/24[2]	1,151,490
	Florida — 2.5%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	312,018
335,000	County of Broward FL Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	384,061
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Serise D, 5.000% due 9/1/24	580,290
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	279,273
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	254,207
		1,809,849
See Notes to Schedules of Portfolio Investments
72

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — 0.8%
$200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	$214,736
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	354,666
		569,402
	Idaho — 0.3%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	203,596
	Illinois — 6.6%
	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B:
405,000	5.000% due 1/1/21	419,949
500,000	5.672% due 1/1/22	535,840
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	330,762
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	571,780
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	414,608
550,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	563,744
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	101,541
130,000	5.000% due 1/1/21	134,232
150,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 1/1/24	155,598
115,000	Illinois State, General Obligation, Refunding, 5.000% due 8/1/23	127,337
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	293,877
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	315,711
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	458,208
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation, Refunding, 4.000% due 2/1/22	310,370
		4,733,557
	Kansas — 1.6%
1,170,000	Kansas State, Development Finance Authority, Healthcare Facilities, Revenue Bonds, KU Health System, Series J, 1.130% due 3/1/41	1,170,000
	Kentucky — 2.2%
180,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding Project No. 112, Series B, 5.000% due 11/1/21	192,269
330,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	336,392
200,000	Kentucky State, Property & Building Commission Revenues, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/20	203,874
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	341,769
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	$509,470
		1,583,774
	Louisiana — 1.8%
300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	317,376
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	419,412
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	542,590
		1,279,378
	Massachusetts — 0.4%
300,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21	311,238
	Michigan — 4.9%
140,000	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured), 4.000% due 5/1/20	141,009
400,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	424,356
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	262,512
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	461,809
360,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	371,949
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	225,238
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	229,814
250,000	Michigan State Finance Authority Revenue, Revenue Bonds, Taxable-Refunding-Trainity Health Credit Group, Series T, 2.208% due 12/1/23	251,990
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44	530,755
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	209,182
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	404,660
		3,513,274
	Minnesota — 1.3%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	103,157
500,000	Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	589,325
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	263,912
		956,394
	Mississippi — 0.7%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	522,730
See Notes to Schedules of Portfolio Investments
74

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — 2.2%
$525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	$564,774
535,000	New Jersey State Economic Development Authority, Revenue Bonds, Prerefunded 6/1/20 @ 100, 5.750% due 6/1/31	543,517
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.587% due 1/1/21[3]	500,945
		1,609,236
	New York — 1.4%
600,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A-2S, 4.000% due 2/1/22	633,360
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	381,171
		1,014,531
	North Carolina — 0.1%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	105,506
	Ohio — 3.3%
	City of Akron OH Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	384,873
360,000	4.000% due 12/1/23	400,482
500,000	Lake, OH, Local School District Wood County, General Obligation Unlimited, Refunding, (School District Credit Program), 2.000% due 12/1/20	504,755
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	273,705
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	369,499
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	455,923
		2,389,237
	Pennsylvania — 15.0%
370,000	Allegheny County, PA, Sanitary Authority, Revenue Bonds, Refunding, 5.000% due 12/1/20	382,310
475,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	499,705
625,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh Center Series A, 5.000% due 7/15/25	758,531
300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	341,271
	Bensalem Township, PA, School District, General Obligation, Taxable Refunding:
145,000	1.835% due 6/1/21[2]	145,017
175,000	1.855% due 6/1/22[2]	175,053
160,000	1.917% due 6/1/23[2]	160,130
215,000	1.972% due 6/1/24[2]	215,041
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	430,472
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	740,745
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT Refunding, Series B, 5.000% due 7/1/24	599,336
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	398,853
See Notes to Schedules of Portfolio Investments
75

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	$307,053
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	453,120
270,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	270,338
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	483,824
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	107,572
380,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	422,651
365,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	371,187
435,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	444,583
500,000	Pennsylvania State, University, Revenue Bonds, 1.580% due 6/1/31	500,790
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23	226,476
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	341,931
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	212,734
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	301,752
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	312,164
355,000	State Public School Building Authority Paclg, Revenue Bonds, Refunding-Community College of Allegheny Co. Project, Series B (BAM), 4.000% due 7/15/22	378,721
760,000	State Public School Building Authority, Community College of Philadelphia, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/22	828,035
		10,809,395
	Rhode Island — 0.6%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	432,396
	Tennessee — 1.4%
	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds:
370,000	1.800% due 7/1/21	374,340
600,000	1.400% due 1/1/22	603,186
		977,526
	Texas — 11.7%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed):
200,000	4.000% due 2/15/21	206,178
325,000	5.000% due 8/15/22	357,227
310,000	5.000% due 8/15/23	352,269
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	101,008
490,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF Guaranteed), 5.000% due 2/15/36	510,301
See Notes to Schedules of Portfolio Investments
76

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	$200,968
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	200,980
1,400,000	Harris County, TX, Cultural Education Facilities Finance Corp, Revenue Bonds Subseries C-2, 1.150% due 12/1/27	1,400,000
685,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	727,812
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	251,845
400,000	Houston, TX, Independent School District, General Obligation Limited, Refunding, (PSF Guaranteed), 1.450% due 6/1/29	400,568
590,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding, 5.000% due 5/15/22	596,685
240,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding Series D, 5.000% due 5/15/20	242,753
195,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	195,392
500,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	558,210
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	212,396
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	362,870
945,000	Texas, State, Revenue Notes, 4.000% due 8/27/20	961,301
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	602,290
		8,441,053
	Washington — 4.2%
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[4]	335,965
550,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	558,673
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[3,5]	301,266
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	432,922
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	138,496
	State of Washington, General Obligation, Refunding-R-2021A-Forward Delivery:
250,000	5.000% due 6/1/22[2]	261,728
500,000	5.000% due 6/1/23[2]	542,005
	Washington State Housing Finance Commission, Revenue Bonds, AMT-Refunding, Series 2A (GNMA/FNMA/FHLMC):
125,000	1.650% due 6/1/21	125,475
110,000	1.700% due 12/1/21	110,576
225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	233,699
		3,040,805
	Wisconsin — 2.1%
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	215,683
150,000	Wisconsin Housing and Economic Development Authority, Revenue Bonds, Series A, 1.550% due 11/1/38	150,300
See Notes to Schedules of Portfolio Investments
77

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Prerefunded 6/1/20 @ 100, 5.250% due 6/1/34	$278,842
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	286,945
500,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	549,360
		1,481,130
	Wyoming — 0.6%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	409,176
	TOTAL MUNICIPAL BONDS (Cost $53,330,164)	53,864,841
Shares
REGISTERED INVESTMENT COMPANIES* — 2.1%
41,460	BlackRock Municipal 2020 Term Trust[1]	618,998
4,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[1]	489,649
4,850	Vanguard Short-Term Corporate Bond ETF[1]	396,584
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,508,081)	1,505,231
Face Amount
AGENCY NOTES* — 1.4%
	Federal Home Loan Bank — 1.4%
1,000,000	2.000% due 1/21/25	1,001,005
	TOTAL AGENCY NOTES (Cost $999,950)	1,001,005
U.S. TREASURY NOTES/BONDS* — 9.9%
2,000,000	U.S. Treasury Bills, 1.127% due 2/4/20	1,999,923
2,500,000	U.S. Treasury Bills, 1.516% due 3/17/20	2,495,476
1,400,000	U.S. Treasury Notes, 2.500% due 1/31/21	1,413,508
1,220,000	U.S. Treasury Notes, 2.500% due 1/15/22	1,246,783
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $7,142,413)	7,155,690
REPURCHASE AGREEMENT* — 5.5%
3,969,826	With Fixed Income Clearing Corp., dated 1/31/20, 0.12%, principal and interest in the amount of $3,969,866, due 2/3/20, (collateralized by a U.S. Treasury Note with a par value of $3,970,000, coupon rate of 2.500%, due 2/28/2021, market value of $4,052,624)	3,969,826
	TOTAL REPURCHASE AGREEMENT (Cost $3,969,826)	3,969,826
See Notes to Schedules of Portfolio Investments
78

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.9%
1,334,100	State Street Navigator Securities Lending Government Money Market Portfolio[6]	$1,334,100
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,334,100)		1,334,100
TOTAL INVESTMENTS (Cost $75,889,039)	106.1%	$76,474,393
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.1)	(4,378,717)
NET ASSETS	100.0%	$72,095,676

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	When-issued security.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2020.
[4]	Zero Coupon Bond.
[5]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[6]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.3%
	Alabama — 1.1%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$207,185
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	440,440
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,272,037
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	570,870
		2,490,532
	Alaska — 0.6%
1,225,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,347,868
	Arizona — 2.6%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	332,253
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	519,875
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[2]	261,070
125,000	5.000% due 7/15/49[2]	138,059
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	345,465
80,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	83,819
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	832,222
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	435,941
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	270,243
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	547,740
205,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	205,767
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	323,280
500,000	6.750% due 7/1/44[2]	578,655
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	544,800
135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[2]	144,138
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	166,613
		5,729,940
	California — 3.6%
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	285,415
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$298,283	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	$362,912
400,000	California State, Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Series E, 1.750% due 11/1/26	407,000
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	419,141
500,000	5.000% due 6/1/46	572,830
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	343,452
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	364,815
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	300,390
895,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	979,712
736,024	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	817,420
100,000	Golden State, Tobacco Securitization Corp., CA, Tobacco Settlement, Revenue Bonds, Refunding, Series A-2, 5.000% due 6/1/47	104,779
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	594,792
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 1.999% due 7/1/27[3]	494,790
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	597,155
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	571,640
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	599,590
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	206,792
100,000	University of California, Medical Center Pooled Revenue, Revenue Bonds, Series C2, (NPFG Insured), (3M USD LIBOR * 0.67 + 0.67%), 1.950% due 5/15/37[3]	99,555
		8,122,180
	Colorado — 11.8%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	525,230
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,076,070
1,000,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	1,224,820
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	526,715
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	525,375
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	530,425
350,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	359,240
775,000	Broadway Station Metropolitan District No 3, General Obligation, Ltd., 5.000% due 12/1/49	821,725
See Notes to Schedules of Portfolio Investments
81

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	$790,680
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	528,140
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	686,019
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	557,320
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	441,260
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	809,725
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	895,013
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	799,234
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	190,479
465,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	512,365
300,000	Copper Ridge Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	310,050
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	268,993
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[2]	595,216
500,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	517,000
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.155% due 9/1/39[3]	151,164
740,000	E-470, CO, Public Highway Authority, Revenue Bonds, Series B, (NPFG Insured), 0.000% due 9/1/20[1]	735,641
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	817,807
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,064,670
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	984,747
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	536,055
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	530,350
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	531,605
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	788,625
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	517,825
144,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	145,297
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	523,540
See Notes to Schedules of Portfolio Investments
82

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	$533,185
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	795,638
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
347,000	3.000% due 12/1/21	349,720
750,000	5.000% due 12/1/30	799,395
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	227,859
325,000	5.000% due 12/1/47	368,807
555,000	STC Metropolitan District No 2, General Obligation, Ltd., 3.000% due 12/1/25	563,164
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	519,385
520,000	Thompson Crossing Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	529,360
	Vauxmont Metropolitan District, General Obligation Ltd, (AGMC Insured):
250,000	5.000% due 12/1/32[4]	304,625
160,000	5.000% due 12/15/32	185,102
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	524,310
		26,518,970
	Connecticut — 1.0%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[2]	497,385
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	465,800
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/50[2]	193,746
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	295,748
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	858,600
		2,311,279
	District Of Columbia — 0.9%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	277,445
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	674,155
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,120,540
		2,072,140
	Florida — 6.3%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	592,436
250,000	5.000% due 11/15/53	285,647
250,000	Capital Trust Agency Inc, Revenue Bonds, 5.000% due 10/15/49[2]	266,408
255,000	Capital Trust Agency, FL, Educational Facilities Lease, Revenue Bonds, 5.000% due 12/15/50[2]	268,989
See Notes to Schedules of Portfolio Investments
83

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$220,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	$233,273
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	173,146
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	150,728
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, 4.000% due 8/15/45[4]	335,475
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	222,676
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	226,276
1,360,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,480,972
1,900,000	Gainesville, FL, Utilities Systems Revenue, Revenue Bonds, Refunding, Series C, 1.180% due 10/1/47	1,900,000
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	280,897
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	332,250
325,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	383,090
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	554,280
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,475,262
750,000	Orange County, FL, Health Facilities Authority Revenue, 5.000% due 8/1/40	858,142
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,123,790
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	297,628
55,000	5.000% due 5/15/25	63,075
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	608,850
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	325,939
500,000	5.000% due 3/1/30[2]	562,955
170,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	170,740
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	518,295
500,000	4.125% due 5/1/37	518,785
		14,210,004
	Georgia — 0.6%
250,000	Burke County, GA, Development Authority, Pollution Control Revenue, Revenue Bonds, Series REMK, 1.650% due 11/1/48	251,083
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[2]	374,981
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	222,734
See Notes to Schedules of Portfolio Investments
84

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series B, 5.000% due 1/1/59	$233,494
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	347,956
		1,430,248
	Idaho — 0.6%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	538,210
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	269,843
365,000	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	430,667
		1,238,720
	Illinois — 15.2%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	266,225
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	790,965
400,000	7.000% due 12/1/46[2]	518,608
400,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured), 0.000% due 12/1/25[1]	355,392
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	782,502
150,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured), 0.000% due 12/1/20[1]	148,077
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	755,773
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	719,277
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	575,780
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	443,478
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
500,000	5.000% due 1/1/29	614,235
150,000	5.000% due 1/1/30	186,588
250,000	5.750% due 1/1/33	305,487
1,000,000	6.000% due 1/1/38	1,234,840
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	280,178
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	290,292
105,000	5.000% due 1/1/34	105,189
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	290,462
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	385,215
200,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	220,336
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	545,905
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	434,016
See Notes to Schedules of Portfolio Investments
85

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.597% due 5/1/36[3]	$150,240
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	393,214
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	255,760
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	160,364
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	352,527
250,000	5.000% due 8/15/37	288,638
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,229,880
1,000,000	4.125% due 8/15/37	1,064,460
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	564,370
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	412,036
250,000	6.875% due 10/1/43	263,835
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	524,150
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	253,320
500,000	5.000% due 7/1/47	499,235
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	581,505
475,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A, 4.250% due 10/1/49	528,984
635,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	677,501
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	536,441
	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured):
620,000	5.000% due 6/15/28	774,721
250,000	5.000% due 6/15/30	310,785
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	472,405
415,000	0.000% due 6/15/26[1]	365,744
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	565,815
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	357,795
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	577,450
1,000,000	5.000% due 2/1/39	1,092,190
200,000	5.000% due 1/1/41	225,742
500,000	Illinois State, General Obligation Unlimited, Series A, 5.000% due 5/1/20	504,460
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,487,312
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,197,010
See Notes to Schedules of Portfolio Investments
86

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$200,000	Illinois State, Toll Highway Authority, Revenue Bonds, Refunding, Series A, 4.500% due 12/1/20	$205,868
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	208,265
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	628,910
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	430,855
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,598,140
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	569,440
200,000	Sales Tax Securitization Corp., Revenue Bonds, Refunding, Series A, (BAM Insured), 5.000% due 1/1/37	252,862
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	239,753
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	533,820
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,111,840
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	524,505
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	524,598
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	269,493
		34,015,058
	Indiana — 1.4%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	786,772
300,000	5.000% due 6/1/39	314,487
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	383,744
195,000	6.500% due 11/15/33	220,851
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	692,346
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	317,706
350,000	5.000% due 4/1/28	368,984
		3,084,890
	Iowa — 1.4%
150,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, 5.250% due 12/1/25	166,632
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[5]	569,719
See Notes to Schedules of Portfolio Investments
87

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — (Continued)
$750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[5]	$827,422
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	276,808
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
690,000	5.375% due 6/1/38	697,466
500,000	5.625% due 6/1/46	505,415
		3,043,462
	Kansas — 0.2%
115,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	117,435
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	157,185
70,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	72,992
		347,612
	Kentucky — 0.8%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	330,294
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	763,836
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	113,680
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	272,902
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	205,180
		1,685,892
	Louisiana — 0.8%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	305,678
890,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	910,247
500,000	Louisiana Public Facilities Authority, Revenue Bonds, 1.180% due 12/1/40	500,000
		1,715,925
	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	474,615
	Maryland — 1.6%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,265,872
150,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	170,034
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	266,830
See Notes to Schedules of Portfolio Investments
88

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$425,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	$473,862
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	105,606
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	265,848
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	539,215
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	528,625
		3,615,892
	Michigan — 2.4%
380,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	373,643
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	287,978
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	298,197
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	651,204
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,221
65,000	4.750% due 11/15/22	68,975
250,000	5.000% due 11/15/37	281,763
250,000	5.625% due 11/15/41	267,693
2,325,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,570,566
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	294,557
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	200,342
		5,347,139
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	264,007
	Mississippi — 0.7%
500,000	Mississippi State Business Finance Commission, Gulf Opportunity Zone, Revenue Bonds, Series F, 1.200% due 12/1/30	500,000
1,000,000	Mississippi State, Business Finance Commission Gulf Opportunity Zone, Revenue Bonds, Series L, 1.200% due 11/1/35	1,000,000
		1,500,000
	Missouri — 1.3%
450,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	515,740
145,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	147,569
500,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	535,310
See Notes to Schedules of Portfolio Investments
89

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	$112,984
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	140,941
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	117,878
250,000	5.000% due 2/1/42	282,943
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	411,644
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	568,660
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	169,539
		3,003,208
	Nebraska — 0.1%
290,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	316,866
	Nevada — 1.0%
500,000	Clark County, NV, Pollution Control Revenue, Revenue Bonds, Refunding, Series A, 1.875% due 6/1/31[6]	500,385
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	374,322
385,000	Las Vegas, NV, Sales Tax Increment Revenue, 3.500% due 6/15/25[2]	385,497
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	520,045
400,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	430,088
		2,210,337
	New Jersey — 7.4%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	288,325
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,203,298
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,225,160
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[2]	189,956
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	402,605
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 2.540% due 3/1/28[3]	512,125
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,941,800
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	276,900
600,000	5.000% due 7/1/32	688,932
970,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	1,099,175
See Notes to Schedules of Portfolio Investments
90

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	$280,392
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	636,730
1,300,000	0.000% due 12/15/39[1]	708,903
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured):
1,000,000	0.000% due 12/15/27[1]	863,530
500,000	0.000% due 12/15/38[1]	303,075
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,078,620
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	694,460
500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	323,385
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	752,030
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	96,282
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	232,244
750,000	5.000% due 11/1/32	857,392
250,000	5.000% due 11/1/33	285,422
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	621,210
		16,561,951
	New Mexico — 0.4%
630,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA/FNMA/FHLMC Insured), 4.250% due 1/1/50	699,886
125,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34	142,707
		842,593
	New York — 2.5%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	496,040
550,000	Monroe County Industrial Development Corp/NY, Revenue Bonds, 5.000% due 1/1/40	615,621
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	525,810
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	533,740
100,000	New York City, NY, Industrial Development Agency, Revenue Bonds, (AMBAC Insured), 5.000% due 1/1/21	100,297
1,800,000	New York City, NY, Municipal Water Finance Authority Water and Sewer System, Revenue Bonds, Series AA-2, 1.180% due 6/15/50	1,800,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	839,447
635,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	674,865
		5,585,820
	North Carolina — 0.6%
215,000	North Carolina Medical Care Commission, Revenue Bonds, 5.000% due 7/1/34	253,268
See Notes to Schedules of Portfolio Investments
91

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	$509,320
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	542,820
		1,305,408
	North Dakota — 0.3%
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	576,705
	Ohio — 4.8%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[6]	454,270
2,000,000	American Municipal Power, Inc., OH, Revenue Bonds, Refunding, Series A, 2.300% due 2/15/38[6]	2,035,160
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2, 6.500% due 6/1/47	1,017,600
385,000	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, 5.875% due 6/1/30	386,913
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	670,632
175,000	County of Marion OH, Revenue Bonds, 5.000% due 12/1/39	177,704
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,237,447
250,000	Franklin County, OH, Health Care Facilities Revenue, Revenue Bonds, Series A, 5.625% due 7/1/26	254,418
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	843,411
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,182,460
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/49[7]	530,000
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
300,000	5.750% due 12/1/32	327,657
500,000	6.000% due 12/1/42	540,650
	State of Ohio, Revenue Bonds:
250,000	5.000% due 12/1/38[2]	282,703
300,000	5.000% due 12/1/48[2]	333,576
420,000	State of Ohio, Revenue Bonds, Refunding, 5.000% due 12/1/33[2]	483,437
		10,758,038
	Oklahoma — 0.0%
95,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2]	103,871
	Pennsylvania — 4.5%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	514,865
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	141,798
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	538,850
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	470,340
250,000	6.000% due 6/1/46	289,075
See Notes to Schedules of Portfolio Investments
92

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Cumberland County Municipal Authority, Revenue Bonds, 5.000% due 1/1/29	$563,580
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,143,900
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	219,682
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	492,281
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	697,086
250,000	5.250% due 1/15/46	281,708
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	113,660
500,000	5.000% due 11/15/36	588,780
100,000	5.000% due 12/1/46	111,954
100,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	118,110
300,000	Northampton County Industrial Development Authority, Revenue Bonds, 5.000% due 11/1/49	333,924
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	506,260
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	638,358
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22	2,266,251
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	163,517
		10,193,979
	Puerto Rico — 6.2%
	Cofina Class 2 Trust, Revenue Bonds, AMBAC Insured:
355,233	0.000% due 8/1/47[1]	94,695
547,470	0.000% due 8/1/54[1]	100,680
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,105
260,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	263,481
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
35,000	5.125% due 7/1/37	37,406
1,885,000	5.250% due 7/1/42	2,019,306
470,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Revenue Bonds, 5.000% due 7/1/33	501,138
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	398,209
300,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	320,613
500,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40[7]	401,875
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,659
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,073
60,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	61,457
See Notes to Schedules of Portfolio Investments
93

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$230,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU (AGMC Insured), 5.000% due 7/1/20	$232,907
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 1.799% due 7/1/29[3]	493,750
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[7]	411,875
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	300,405
505,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28[7]	518,261
250,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AGMC Insured), 6.250% due 7/1/21	258,755
10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	7,978
750,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 2.884% due 7/1/28	701,250
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	834,248
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	262,678
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,808
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,834
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	499,025
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	507,995
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	227,853
9,070	Puerto Rico Public Buildings Authority, Revenue Bonds, Refunding, Series L, (NPFG Insured), 5.500% due 7/1/21	9,319
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
8,000	0.000% due 7/1/24[1]	7,267
15,000	0.000% due 7/1/27[1]	12,625
14,000	0.000% due 7/1/29[1]	11,107
18,000	0.000% due 7/1/31[1]	13,299
21,000	0.000% due 7/1/33[1]	14,436
2,000,000	5.000% due 7/1/58	2,248,800
500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	553,485
50,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, 5.000% due 6/1/20	49,938
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	189,625
See Notes to Schedules of Portfolio Investments
94

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	University of Puerto Rico, Revenue Bonds, Series Q:
$100,000	5.000% due 6/1/25	$99,375
150,000	5.000% due 6/1/36	148,688
		14,015,283
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,042,929
750,000	5.000% due 9/1/36	860,483
600,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/FNMA/FHLMC Insured), 4.000% due 10/1/48	657,684
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	573,800
		3,134,896
	South Carolina — 2.2%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	412,051
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	241,400
350,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	376,961
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	463,632
1,090,000	5.000% due 10/1/41[2]	1,219,252
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	873,504
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	239,342
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	600,090
500,000	2.750% due 12/1/51	498,465
5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,813
		4,930,510
	Texas — 4.7%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	724,767
405,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	416,214
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	382,108
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/32	273,797
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,654,009
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	157,863
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding (AMBAC Insured), 4.400% due 5/1/30	613,525
See Notes to Schedules of Portfolio Investments
95

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	$272,590
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	550,670
600,000	5.000% due 4/1/30	671,280
	New Hope Cultural Education Facilities Finance Corp, Revenue Bonds:
250,000	5.500% due 1/1/49	268,858
200,000	5.000% due 1/1/55	212,240
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,046,881
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	537,595
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	312,744
500,000	5.000% due 6/15/38	518,925
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	238,919
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
150,000	5.000% due 11/15/35	162,819
500,000	5.000% due 5/15/45	541,920
400,000	5.250% due 11/15/47	424,280
200,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	223,858
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, Prerefunded 11/1/21 @ 100, 6.000% due 11/1/41	378,609
		10,584,471
	Utah — 0.2%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2]	524,660
	Virginia — 2.4%
750,000	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	885,945
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	550,195
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	336,748
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	562,715
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	561,125
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,104,240
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	822,848
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	545,825
		5,369,641
See Notes to Schedules of Portfolio Investments
96

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — 1.5%
$235,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	$273,051
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,143,070
235,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	235,061
625,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	683,769
375,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	412,181
500,000	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds, 5.000% due 1/1/55[2]	534,820
		3,281,952
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	298,780
	Wisconsin — 3.8%
	Public Finance Authority, Revenue Bonds:
375,000	5.000% due 6/1/29[2]	422,400
130,000	5.000% due 6/1/34	155,792
135,000	5.000% due 6/1/49	156,784
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	560,290
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
150,000	5.000% due 9/1/49[2]	164,265
500,000	5.000% due 9/1/54[2]	551,575
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,059,150
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	294,138
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	347,191
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	396,001
85,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	90,375
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	589,315
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,199,644
300,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 11/1/39	333,537
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	1,035,592
See Notes to Schedules of Portfolio Investments
97

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wisconsin — (Continued)
$970,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	$1,060,249
		8,416,298
TOTAL MUNICIPAL BONDS (Cost $208,261,348)		222,581,640
TOTAL INVESTMENTS (Cost $208,261,348)	99.3%	$222,581,640
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	1,674,490
NET ASSETS	100.0%	$224,256,130

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2020, these securities, which are not illiquid, amounted to $30,871,233 or 13.8% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2020.
[4]	When-issued security.
[5]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[6]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2020.
[7]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
98

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of January 31, 2020, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Alternative Risk Premia Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017. The Alternative Risk Premia Portfolio commenced operations on December 20, 2018.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in
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pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2020. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at January 31, 2020.
The Portfolios did not recognize any Level 3 transfers as of the quarter ended January 31, 2020. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of January 31, 2020 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Airlines	$5,241	$—	$—	$5,241
Auto Components	5,476	—	—	5,476
Banks	98,082	—	—	98,082
Biotechnology	86,804	—	—	86,804
Building Products	42,378	—	—	42,378
Capital Markets	23,243	—	—	23,243
Chemicals	21,182	—	—	21,182
Commercial Services & Supplies	20,043	—	—	20,043
Communications Equipment	9,746	—	—	9,746
Construction & Engineering	10,762	—	—	10,762
Containers & Packaging	8,973	—	—	8,973
Diversified Consumer Services	26,552	—	—	26,552
Electric Utilities	17,768	—	—	17,768
Electrical Equipment	6,233	—	—	6,233
Electronic Equipment, Instruments & Components	49,119	—	—	49,119
Energy Equipment & Services	11,525	—	—	11,525
Equity Real Estate Investment Trusts	79,966	—	—	79,966
Food & Staples Retailing	4,104	—	—	4,104
Health Care Equipment & Supplies	22,695	—	—	22,695
Health Care Providers & Services	44,742	—	—	44,742
Health Care Technology	7,585	—	—	7,585
Hotels, Restaurants & Leisure	12,379	—	—	12,379
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Household Durables	$22,010	$—	$—	$22,010
Insurance	33,205	—	—	33,205
Interactive Media & Services	14,526	—	—	14,526
IT Services	38,290	—	—	38,290
Machinery	43,819	—	—	43,819
Marine	7,938	—	—	7,938
Media	20,279	—	—	20,279
Metals & Mining	9,014	—	—	9,014
Mortgage Real Estate Investment Trusts	33,283	—	—	33,283
Multi-Utilities	6,204	—	—	6,204
Oil, Gas & Consumable Fuels	29,595	—	—	29,595
Pharmaceuticals	30,065	—	0*	30,065
Professional Services	26,060	—	—	26,060
Real Estate Management & Development	7,709	—	—	7,709
Semiconductors & Semiconductor Equipment	27,535	—	—	27,535
Software	28,908	—	—	28,908
Specialty Retail	30,025	—	—	30,025
Textiles, Apparel & Luxury Goods	16,418	—	—	16,418
Thrifts & Mortgage Finance	29,948	—	—	29,948
Trading Companies & Distributors	9,310	—	—	9,310
Water Utilities	6,528	—	—	6,528
Total Common Stocks	1,085,267	—	—	1,085,267
Investment of Security Lending Collateral	26,232	—	—	26,232
Total Investments	1,111,499	—	0	1,111,499
Total	$1,111,499	$—	$0	$1,111,499
* Includes one security priced at $0.
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$15,980,933	$—	$—	$15,980,933
U.S. Treasury Bill	—	143,096,166	—	143,096,166
Repurchase Agreement	—	1,907,864	—	1,907,864
Purchased Options
Calls	1,150,376,625	—	—	1,150,376,625
Puts	349,313	—	—	349,313
Total Purchased Options	1,150,725,938	—	—	1,150,725,938
Total Investments	1,166,706,871	145,004,030	—	1,311,710,901
Total	$1,166,706,871	$145,004,030	$—	$1,311,710,901
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(634,066,875)	$—	$—	$(634,066,875)
Puts	(14,297,375)	—	—	(14,297,375)
Total Written Options	(648,364,250)	—	—	(648,364,250)
Total	$(648,364,250)	$—	$—	$(648,364,250)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$240,027	$—	$—	$240,027
U.S. Treasury Bill	—	1,406,032	—	1,406,032
Purchased Options
Calls	8,224,915	—	—	8,224,915
Puts	2,498	—	—	2,498
Total Purchased Options	8,227,413	—	—	8,227,413
Total Investments	8,467,440	1,406,032	—	9,873,472
Total	$8,467,440	$1,406,032	$—	$9,873,472
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(4,533,425)	$—	$—	$(4,533,425)
Puts	(166,360)	—	—	(166,360)
Total Written Options	(4,699,785)	—	—	(4,699,785)
Total	$(4,699,785)	$—	$—	$(4,699,785)
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Alternative Risk Premia Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$12,321	$—	$—	$12,321
Airlines	32,547	—	—	32,547
Automobiles	27,421	—	—	27,421
Banks	210,206	—	—	210,206
Capital Markets	56,449	—	—	56,449
Chemicals	54,291	—	—	54,291
Commercial Services & Supplies	135,626	—	—	135,626
Construction & Engineering	105,508	—	—	105,508
Consumer Finance	101,437	—	—	101,437
Diversified Consumer Services	52,633	—	—	52,633
Diversified Financial Services	61,662	—	—	61,662
Electric Utilities	90,069	—	—	90,069
Electrical Equipment	14,281	—	—	14,281
Electronic Equipment, Instruments & Components	51,188	—	—	51,188
Energy Equipment & Services	40,426	—	—	40,426
Equity Real Estate Investment Trusts	188,386	—	—	188,386
Food & Staples Retailing	12,734	—	—	12,734
Food Products	61,263	—	—	61,263
Health Care Equipment & Supplies	51,689	—	—	51,689
Health Care Providers & Services	101,274	—	—	101,274
Health Care Technology	22,020	—	—	22,020
Hotels, Restaurants & Leisure	41,323	—	—	41,323
Household Durables	17,324	—	—	17,324
Household Products	7,228	—	—	7,228
Independent Power & Renewable Electricity Producer	31,915	—	—	31,915
Insurance	106,177	—	—	106,177
Internet & Direct Marketing Retail	17,653	—	—	17,653
IT Services	82,103	—	—	82,103
Life Sciences Tools & Services	42,604	—	—	42,604
Machinery	109,831	—	—	109,831
Media	57,477	—	—	57,477
Metals & Mining	39,755	—	—	39,755
Mortgage Real Estate Investment Trust	30,248	—	—	30,248
Multi-Utilities	23,567	—	—	23,567
Oil, Gas & Consumable Fuels	84,859	—	—	84,859
Paper & Forest Products	19,639	—	—	19,639
Pharmaceuticals	39,258	—	—	39,258
Professional Services	53,046	—	—	53,046
Real Estate Management & Development	15,079	—	—	15,079
Road & Rail	29,377	—	—	29,377
Semiconductors & Semiconductor Equipment	77,821	—	—	77,821
Software	44,283	—	—	44,283
Specialty Retail	78,971	—	—	78,971
Technology Hardware, Storage & Peripherals	54,173	—	—	54,173
Textiles, Apparel & Luxury Goods	22,883	—	—	22,883
Thrifts & Mortgage Finance	64,541	—	—	64,541
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Trading Companies & Distributors	$28,078	$—	$—	$28,078
Total Common Stocks	2,702,644	—	—	2,702,644
U.S. Treasury Bill	—	1,396,060	—	1,396,060
Investment of Security Lending Collateral	11,235	—	—	11,235
Purchased Options
Calls	5,557,375	—	—	5,557,375
Puts	1,688	—	—	1,688
Total Purchased Options	5,559,063	—	—	5,559,063
Total Investments	8,272,942	1,396,060	—	9,669,002
Total	$8,272,942	$1,396,060	$—	$9,669,002
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(3,063,125)	$—	$—	$(3,063,125)
Puts	(42,930)	—	—	(42,930)
Total Written Options	(3,106,055)	—	—	(3,106,055)
Common Stocks Sold Short
Aerospace & Defense	(22,279)	—	—	(22,279)
Air Freight & Logistics	(21,985)	—	—	(21,985)
Automobiles	(30,437)	—	—	(30,437)
Banks	(217,912)	—	—	(217,912)
Beverages	(28,624)	—	—	(28,624)
Building Products	(22,832)	—	—	(22,832)
Capital Markets	(110,074)	—	—	(110,074)
Chemicals	(124,049)	—	—	(124,049)
Commercial Services & Supplies	(134,648)	—	—	(134,648)
Communications Equipment	(16,461)	—	—	(16,461)
Construction & Engineering	(26,371)	—	—	(26,371)
Consumer Finance	(24,565)	—	—	(24,565)
Distributors	(23,673)	—	—	(23,673)
Electric Utilities	(29,935)	—	—	(29,935)
Electrical Equipment	(31,181)	—	—	(31,181)
Electronic Equipment, Instruments & Components	(25,475)	—	—	(25,475)
Equity Real Estate Investment Trusts	(183,748)	—	—	(183,748)
Food Products	(56,604)	—	—	(56,604)
Gas Utilities	(41,325)	—	—	(41,325)
Health Care Equipment & Supplies	(117,134)	—	—	(117,134)
Health Care Providers & Services	(46,561)	—	—	(46,561)
Hotels, Restaurants & Leisure	(86,485)	—	—	(86,485)
Household Products	(53,997)	—	—	(53,997)
Industrial Conglomerates	(20,943)	—	—	(20,943)
Insurance	(83,467)	—	—	(83,467)
Life Sciences Tools & Services	(43,216)	—	—	(43,216)
Machinery	(111,080)	—	—	(111,080)
Mortgage Real Estate Investment Trusts	(59,447)	—	—	(59,447)
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Multi-line Retail	$(24,989)	$—	$—	$(24,989)
Oil, Gas & Consumable Fuels	(116,848)	—	—	(116,848)
Professional Services	(28,781)	—	—	(28,781)
Road & Rail	(55,475)	—	—	(55,475)
Semiconductors & Semiconductor Equipment	(90,953)	—	—	(90,953)
Software	(129,004)	—	—	(129,004)
Specialty Retail	(47,720)	—	—	(47,720)
Textiles, Apparel & Luxury Goods	(24,012)	—	—	(24,012)
Thrifts & Mortgage Finance	(23,737)	—	—	(23,737)
Trading Companies & Distributors	(25,737)	—	—	(25,737)
Water Utilities	(95,885)	—	—	(95,885)
Total Common Stocks Sold Short	(2,457,649)	—	—	(2,457,649)
Total	$(5,563,704)	$—	$—	$(5,563,704)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$27,844,088	$—	$27,844,088
Federal Home Loan Mortgage Corporation	—	20,380,458	—	20,380,458
Federal National Mortgage Association	—	54,116,546	—	54,116,546
Total Agency Notes	—	102,341,092	—	102,341,092
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	48,389,895	—	48,389,895
Federal National Mortgage Association	—	116,022,445	—	116,022,445
Government National Mortgage Association	—	1,236,610	—	1,236,610
Total Mortgage-Backed Securities	—	165,648,950	—	165,648,950
Corporate Notes
Automotive	—	4,133,111	—	4,133,111
Banking	—	76,498,922	—	76,498,922
Beverages, Food & Tobacco	—	11,474,707	—	11,474,707
Communications	—	18,007,340	—	18,007,340
Computer Software & Processing	—	34,152,944	—	34,152,944
Heavy Machinery	—	5,771,229	—	5,771,229
Insurance	—	5,363,960	—	5,363,960
Pharmaceuticals	—	5,247,141	—	5,247,141
Retailers	—	8,539,966	—	8,539,966
Total Corporate Notes	—	169,189,320	—	169,189,320
U.S. Treasury Notes/Bonds	—	66,196,758	—	66,196,758
Repurchase Agreement	—	2,501,579	—	2,501,579
Investment of Security Lending Collateral	666,463	—	—	666,463
Total Investments	666,463	505,877,699	—	506,544,162
Total	$666,463	$505,877,699	$—	$506,544,162
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Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes	$—	$1,001,005	$—	$1,001,005
Corporate Notes
Automotive	—	530,705	—	530,705
Banking	—	1,739,296	—	1,739,296
Computer Software & Processing	—	553,283	—	553,283
Health Care Services	—	723,167	—	723,167
Heavy Machinery	—	1,258,060	—	1,258,060
Insurance	—	715,304	—	715,304
Semiconductors	—	1,069,264	—	1,069,264
Telecommunications	—	527,087	—	527,087
Transportation	—	527,534	—	527,534
Total Corporate Notes	—	7,643,700	—	7,643,700
Municipal Bonds
Alabama	—	810,694	—	810,694
Alaska	—	804,268	—	804,268
Arizona	—	720,489	—	720,489
California	—	871,253	—	871,253
Colorado	—	500,715	—	500,715
Connecticut	—	1,642,749	—	1,642,749
District of Columbia	—	1,151,490	—	1,151,490
Florida	—	1,809,849	—	1,809,849
Georgia	—	569,402	—	569,402
Idaho	—	203,596	—	203,596
Illinois	—	4,733,557	—	4,733,557
Kansas	—	1,170,000	—	1,170,000
Kentucky	—	1,583,774	—	1,583,774
Louisiana	—	1,279,378	—	1,279,378
Massachusetts	—	311,238	—	311,238
Michigan	—	3,513,274	—	3,513,274
Minnesota	—	956,394	—	956,394
Mississippi	—	522,730	—	522,730
New Jersey	—	1,609,236	—	1,609,236
New York	—	1,014,531	—	1,014,531
North Carolina	—	105,506	—	105,506
Ohio	—	2,389,237	—	2,389,237
Pennsylvania	—	10,809,395	—	10,809,395
Rhode Island	—	432,396	—	432,396
Tennessee	—	977,526	—	977,526
Texas	—	8,441,053	—	8,441,053
Washington	—	3,040,805	—	3,040,805
Wisconsin	—	1,481,130	—	1,481,130
Wyoming	—	409,176	—	409,176
Total Municipal Bonds	—	53,864,841	—	53,864,841
U.S. Treasury Notes/Bonds	—	7,155,690	—	7,155,690
Repurchase Agreement	—	3,969,826	—	3,969,826
Investment of Security Lending Collateral	1,334,100	—	—	1,334,100
Registered Investment Companies	1,505,231	—	—	1,505,231
Total Investments	2,839,331	73,635,062	—	76,474,393
Total	$2,839,331	$73,635,062	$—	$76,474,393
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Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2020 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of January 31, 2020, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,780,967	$(2,780,967)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$21,970,661	$(21,970,661)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$141,475	$(141,475)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$135,225	$(135,225)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$972,708	$(972,708)	$—	$—	$—
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Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,601,600	$(4,601,600)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$22,938,576	$(22,938,576)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$109,878	$(109,878)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,907,864	$(1,907,864)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,501,579	$(2,501,579)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,969,826	$(3,969,826)	$—	$—	$—
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of January 31, 2020. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
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Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2020. During the period ended January 31, 2020, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio wrote put and call options and purchased put and call options and the in an attempt to achieve their respective investment objective and strategies. As of January 31, 2020, the Secured Options Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $3,749,778 and $2,307, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills) valued at $143,096,166, $1,406,032 and $1,396,060 was pledged as collateral by Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio, respectively.
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2020 and during the period then ended, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$1,150,725,938	$1,150,725,938
Total Value	$1,150,725,938	$1,150,725,938
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(648,364,250)	$(648,364,250)
Total Value	$(648,364,250)	$(648,364,250)
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Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	1,035,000	1,035,000
Options Written	(1,236,000)	(1,236,000)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$8,227,413	$8,227,413
Total Value	$8,227,413	$8,227,413
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(4,699,785)	$(4,699,785)
Total Value	$(4,699,785)	$(4,699,785)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	7,400	7,400
Options Written	(19,100)	(19,100)
Alternative Risk Premia Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$5,559,063	$5,559,063
Total Value	$5,559,063	$5,559,063
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(3,106,055)	$(3,106,055)
Total Value	$(3,106,055)	$(3,106,055)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	5,000	5,000
Options Written	(49,000)	(49,000)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended January 31, 2020.
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Lending of Portfolio Securities:  Each Portfolio, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended January 31, 2020. During the period ended January 31, 2020, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of January 31, 2020, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$4,461,967	$—	4,606,532	0.20
Quantitative U.S. Large Cap Value Equity Portfolio	626	—	648	0.03
Quantitative U.S. Small Cap Equity Portfolio	55,959	26,232	33,053	4.98
Quantitative International Equity Portfolio	26,984,942	14,052,396	14,023,462	14.20
Quantitative U.S. Long/Short Equity Portfolio	4,311,430	3,063,106	1,498,301	1.12
Quantitative U.S. Total Market Equity Portfolio	247,891	—	260,514	0.32
Strategic Equity Portfolio	6,209,565	1,459,752	5,071,867	2.22
Small Cap Equity Portfolio	105,491,605	47,725,147	63,466,128	5.07
Large Cap Value Portfolio	552,283	327,180	253,226	1.45
Equity Income Portfolio	484,651	—	502,495	1.99
Alternative Risk Premia Portfolio	10,995	11,235	—	0.10
Core Fixed Income Portfolio	653,913	666,462	—	0.13
Short Term Tax Aware Fixed Income Portfolio	1,305,868	1,334,100	—	1.70
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of January 31, 2020.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short
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positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2020, the Quantitative U.S. Long/Short Equity Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $165,117,100 and $1,522,504, respectively, to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio also pledged securities in the amount of $36,921,008, $23,871,535 and $3,104,061, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
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Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
2.  Subsequent Events
Management has evaluated events or transactions subsequent to January 31, 2020 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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